Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 09, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	China BCT Pharmacy Group, Inc.
Entity Central Index Key	0001399356
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		38,154,340

Consolidated Statements of Income and Comprehensive Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Statements Of Income and Comprehensive Income [Abstract]
Sales revenue	$ 55,402,769	$ 67,480,712	$ 187,746,088	$ 191,199,700	$ 257,487,138	$ 200,813,260
Cost of sales	44,654,619	51,180,349	147,134,670	145,219,476	195,670,634	151,988,552
Gross profit	10,748,150	16,300,363	40,611,418	45,980,224	61,816,504	48,824,708
Operating expenses
Administrative expenses	2,567,242	2,127,195	7,188,885	7,843,247	12,406,676	8,097,374
Selling expenses	2,356,450	1,719,926	6,919,100	5,435,073	7,210,359	5,350,258
Total operating expenses	4,923,692	3,847,121	14,107,985	13,278,320	19,617,035	13,447,632
Income from operations	5,824,458	12,453,242	26,503,433	32,701,904	42,199,469	35,377,076
Non-operating income (expense)
Interest income	4,077	21,510	22,873	47,499	60,479	11,651
Other income	72,776	20,278	324,546	157,019	159,062	168,732
Change in fair value of warrant liabilities	53,418	391,652	190,871	967,696	1,082,202	582,226
Other expenses	(13,674)	(7,147)	(26,177)	(24,733)	(502,729)	(462,989)
Finance costs	(260,948)	(256,156)	(753,233)	(646,060)	(892,172)	(878,390)
Exchange income (loss)					120,519	(23,608)
Total non-operating income (expense)	(144,351)	170,137	(241,120)	501,421	27,361	(602,378)
Income before income taxes	5,680,107	12,623,379	26,262,313	33,203,325	42,226,830	34,774,698
Income taxes	(1,527,284)	(3,165,839)	(6,771,893)	(8,893,359)	(11,036,300)	(9,086,106)
Net income	4,152,823	9,457,540	19,490,420	24,309,966	31,190,530	25,688,592
Other comprehensive income (loss)
Foreign currency translation adjustments	(360,123)	1,047,236	651,779	3,398,140	4,481,290	2,317,595
Total comprehensive income	3,792,700	10,504,776	20,142,199	27,708,106	35,671,820	28,006,187
Earnings per share – basic and diluted	$ 0.08	$ 0.22	$ 0.41	$ 0.57	$ 0.72	$ 0.67
Weighted average number of shares
outstanding – basic and diluted	38,154,340	38,154,340	38,154,340	38,154,340
Weighted average number of shares outstanding - basic					38,154,340	38,063,507
Weighted average number of shares outstanding - diluted					38,156,873	38,415,441
Reconciliation of net income to income applicable to common stock:
Net income	4,152,823	9,457,540	19,490,420	24,309,966	31,190,530	25,688,592
Less: dividends and accretion on preferred stock	(1,279,511)	(1,167,011)	(3,782,283)	(2,723,026)	3,890,037
Income applicable to common stock	$ 2,873,312	$ 8,290,529	$ 15,708,137	$ 21,586,940	$ 27,300,493	$ 25,688,592

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 19,367,354	$ 31,479,528	$ 20,157,112
Restricted cash	762,722	1,052,096	1,334,868
Accounts receivable, net	142,273,600	118,406,001	68,664,308
Bills receivable	92,379	33,052
Amounts due from related companies	255,025	255,169	3,784,069
Other receivables, prepayments and deposits	11,840,383	5,750,056	3,332,747
Inventories	18,782,283	14,183,052	10,776,877
Deferred income taxes	866,896	927,860	207,222
Total current assets	194,240,642	172,086,814	108,257,203
Property, plant and equipment, net	19,859,886	18,097,062	14,605,888
Land use rights, net	13,397,724	13,584,135	13,422,048
Long-term deposits	7,388,784	7,070,400	3,482,200
Goodwill	542,248	540,157	560,418
Other intangible assets, net	439,582	504,948	581,481
Deferred income taxes	687,376	667,509	629,798
Other investment	31,576	31,424
Total assets	236,587,818	212,582,449	141,539,036
Current liabilities
Accounts payable	45,611,582	42,290,191	35,497,337
Bills payable	1,800,390	2,104,192	2,669,752
Other payables and accrued expenses	6,111,440	5,490,237	4,856,956
Amounts due to directors	127,961	168,246	190,484
Amounts due to related companies	710,790	37,604	139,219
Income taxes payable	1,513,048	2,726,869	2,564,359
Secured bank loans, current portion	11,105,443	9,036,060	8,898,218
Other loans	212,349	200,956	162,664
Retirement benefit costs	63,347	46,854	33,412
Total current liabilities	67,256,350	62,101,209	55,012,401
Secured bank loans	143,680	206,767	1,941,606
Warrant liabilities	120	190,991	1,273,193
Retirement benefit costs	167,903	177,368	213,763
Total liabilities	67,568,053	62,676,335	58,440,963
Commitments and contingencies (Note 19)
Convertible redeemable preferred stock
Series A convertible, redeemable preferred stock: $0.001 par value; 20,000,000 shares authorized; 9,375,000 shares issued and outstanding	35,668,186	33,385,903
Stockholders’ equity
Common stock: par value $0.001 per share; 150,000,000 shares authorized; 38,154,340 shares issued and outstanding	38,154	38,154	38,154
Additional paid-in capital	18,745,218	18,273,766	16,633,411
Statutory and other reserves	6,851,002	6,851,002	4,585,854
Accumulated other comprehensive income	9,560,934	8,909,155	4,427,865
Retained earnings	98,156,271	82,448,134	57,412,789
Total stockholders’ equity	133,351,579	116,520,211	83,098,073
Total liabilities and stockholders’ equity	$ 236,587,818	$ 212,582,449	$ 141,539,036

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Series A convertible redeemable preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A convertible redeemable preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Series A convertible redeemable preferred stock, shares issued	9,375,000	9,375,000	9,375,000
Series A convertible redeemable preferred stock, shares outstanding	9,375,000	0	0
Common stock, par value (In dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	100,000,000
Common stock, shares issued	38,154,340	38,154,340	38,154,340
Common stock, shares oustanding	38,154,340	38,154,340	38,154,340

Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities :
Net income	$ 19,490,420	$ 24,309,966	$ 31,190,530	$ 25,688,592
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,234,769	1,141,687	1,442,311	1,188,505
Deferred income taxes	48,658	(4,133)	(726,806)	(91,463)
Loss on sale of property, plant and equipment		10,960	176,312
Gain on sale of land use right				(44,919)
Goodwill impairment			37,355
Change in fair value of warrant liabilities	(190,871)	(967,696)	(1,082,202)	(582,226)
Share-based compensation expense	471,452	574,136	1,640,355	1,253,858
Allowance for doubtful accounts			367,989	78,068
Changes in operating assets and liabilities, net of effects of acquisitions of distribution stores:
Accounts receivable	(23,338,452)	(30,174,501)	(44,063,988)	(31,464,010)
Bills receivable	(59,426)	(18,381)	(32,552)
Other receivables, prepayments and deposits	(6,070,497)	(1,128,518)	(1,598,394)	(708,878)
Inventories	(4,542,253)	(2,025,584)	(2,164,927)	1,273,013
Bills payable	(315,434)	(942,186)	(653,000)	350,228
Accounts payable	3,153,342	4,862,137	10,128,630	15,365,984
Other payables and accrued expenses	602,945	(967,922)	(466,503)	1,665,804
Retirement benefit costs	5,950	(6,803)	(31,867)	(22,049)
Income tax payable	(1,227,012)	496,034	55,544	1,938,527
Total adjustments	(30,226,829)	(29,150,770)	(36,971,743)	(9,799,558)
Net cash used in operating activities	(10,736,409)	(4,840,804)	(5,781,213)	15,889,034
Cash flows from investing activities :
Additions to property, plant and equipment	(2,593,919)	(1,887,074)	(4,071,623)	(450,106)
Net cash from acquisition of distribution chains		36,502	36,502
Payment to acquire intangible assets	(449)	(12,068)	(18,253)
Proceeds from sale of property, plant and equipment		4,039	5,921
Change in long-term deposits	(284,598)	(3,365,600)	(3,365,600)	(3,379,100)
Payments to acquire retail stores				(6,037,743)
Proceeds from sale of land use right				697,495
Other investment			(31,362)
Net cash used in investing activities	(2,878,966)	(5,224,201)	(7,444,415)	(9,169,454)
Cash flows from financing activities :
Advance/repayment to related companies	674,702	(5,677,714)	(5,037,674)	620,549
Proceeds received from placement of preferred stock		29,495,866	29,495,866
Change in restricted cash	295,237	475,110	330,517	(138,823)
Repayments to directors	(41,115)	(31,606)	(28,689)	(830,557)
Proceeds from bank loans	11,034,710	9,888,040	9,888,040	8,039,160
Repayments of bank loans	(9,071,202)	(11,270,387)	(11,838,221)	(8,329,434)
Preferred dividends paid	(1,500,000)
Proceeds received from private placement				2,315,138
Repayments of other loans				(2,238,759)
Proceeds from other loans				35,208
Net cash provided by financing activities	1,392,332	22,879,309	22,809,839	(527,518)
Effect of foreign currency translation on cash and cash equivalents	110,869	1,292,319	1,738,205	660,892
Net (decrease)/increase in cash and cash equivalents	(12,112,174)	14,106,623	11,322,416	6,852,954
Cash and cash equivalents - beginning of period	31,479,528	20,157,112	20,157,112	13,304,158
Cash and cash equivalents - end of period	19,367,354	34,263,735	31,479,528	20,157,112
Cash paid for
- Interest	645,651	580,475	799,339	951,670
- Income taxes	7,950,247	8,401,458	11,681,301	7,255,019
Non-cash financing and investing activities:
Dividends and accretion on preferred stock	$ 3,782,283	$ 2,723,026	$ 3,890,037

Consolidated Statements of Stockholders' Equity (Unaudited) (USD $)	Total	Common Stock	Additional paid-in capital	Statutory and surplus reserves	Accumulated other comprehensive income	Retained earnings
Beginning Balance at Dec. 31, 2009	$ 53,378,309	$ 37,089	$ 14,920,899	$ 2,605,901	$ 2,110,270	$ 33,704,150
Beginning Balance, (Shares) at Dec. 31, 2009		37,089,370
Net income	25,688,592					25,688,592
Foreign currency translation adjustments	2,317,595				2,317,595
Appropriation to reserves				1,979,953		(1,979,953)
Share-based compensation	1,253,858		1,253,858
Reclassification	(1,294,142)		(1,294,142)
Private placement	1,753,861	1,030	1,752,831
Private placement (Shares)		1,029,970
Shares issued for the payment of placement service		35	(35)
Shares issued for the payment of placement service (Shares)		35,000
Balance at Dec. 31, 2010	83,098,073	38,154	16,633,411	4,585,854	4,427,865	57,412,789
Balance, (Shares) at Dec. 31, 2010		38,154,340
Net income	31,190,530					31,190,530
Foreign currency translation adjustments	4,481,290				4,481,290
Appropriation to reserves				2,265,148		(2,265,148)
Share-based compensation	1,640,355		1,640,355
Dividend on preferred stock	(1,250,000)					(1,250,000)
Accretion of preferred stock to redemption	(2,640,037)					(2,640,037)
Balance at Dec. 31, 2011	116,520,211	38,154	18,273,766	6,851,002	8,909,155	82,448,134
Balance, (Shares) at Dec. 31, 2011		38,154,340
Net income	19,490,420					19,490,420
Foreign currency translation adjustments	651,779				651,779
Share-based compensation	471,452		471,452
Accretion of preferred stock to redemption	(3,782,283)					(3,782,283)
Balance at Sep. 30, 2012	$ 133,351,579	$ 38,154	$ 18,745,218	$ 6,851,002	$ 9,560,934	$ 98,156,271
Balance, (Shares) at Sep. 30, 2012		38,154,340

Corporate information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Corporate Information [Abstract]
Corporate Information

1.        Corporate information

China Baicaotang Medicine Limited (the “Company”), formerly known as Purden Lake Resource Corp., which changed its name on December 24, 2009, was incorporated in the State of Delaware on November 30, 2006 as a limited liability company.  The name of the Company was changed from China Baicaotang Medicine Limited to China BCT Pharmacy Group, Inc. on March 25, 2010.

The Company is principally engaged in the production, distribution and retailing drugs in the People’s Republic of China (the “PRC”).

Currently the Company has six subsidiaries:

		The Company’s
	Place/date of	effective
	incorporation or	ownership	Common stock/	Principal
Company name	establishment	interest	registered capital	activities

Ingenious Paragon Global Limited (“Ingenious”)	British Virgin Islands (“BVI”) / May 29, 2008	100%	Authorized, issued and fully paid 50,000 common shares of $1 par value each	Investment holding

Forever Well Asia Pacific Limited (“Forever Well”)	Hong Kong / January 10, 2008	100%	Authorized, issued and fully paid 10,000 common shares of HK$1 each	Investment holding

Guangxi Liuzhou Baicaotang Medicine Limited (“Liuzhou BCT”)	PRC / April 3, 1986	100%	Registered and fully paid up capital RMB192,478,478	Investment holding and distribution of drugs

Guangxi Liuzhou Baicaotang Medicine (Retail Chain) Limited (“BCT Retail”)	PRC / October 30, 2001	100%	Registered and fully paid up capital RMB3,000,000	Retail sales of drugs

Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited (“BCT Jian Kang Chan Ye”)	PRC/ September 6, 2012	100%	Registered and fully paid up capital RMB500,000	Beauty and massage services

Guangxi Hefeng Pharmaceutical Company Limited (“Hefeng Pharmaceutical”)	PRC / September 18, 2000	100%	Registered and fully paid up capital RMB500,000	Production and sales of drugs

1.	Corporate information

(i)
China BCT Pharmacy Group, Inc. (the “Company”), formerly known as Purden Lake Resource Corp. whose name changed to China Baicaotang Medicine Limited on December 24, 2009 and then to China BCT Pharmacy Group, Inc. on March 25, 2010, was incorporated in the State of Delaware on November 30, 2006 as a limited liability company with authorized capital stock consisting of 100,000,000 shares of common stock, par value $0.001. Prior to the completion of reverse takeover transaction (“RTO”) on December 30, 2009 as mentioned in Note 2 (iv), the Company was a development stage company for acquisition, exploration and development of natural resource properties. Since the completion of the RTO, the Company has engaged in distribution, retail and production of pharmaceutical drugs in the People’s Republic of China (the “PRC”).

(ii)
Forever Well Asia Pacific Ltd. (“Forever Well”) was incorporated in Hong Kong on January 10, 2008 as a limited liability company with authorized, issued, paid up capital of HK$10,000, and 10,000 common shares of HK$1 par value each.  The principal activity of Forever Well is investment holding.

(iii)
Ingenious Paragon Global Limited (“Ingenious”) was incorporated in the British Virgin Islands (the “BVI”) on May 29, 2008 as a limited liability company with authorized, issued, paid up capital of $50,000, and 50,000 common shares of $1 par value each.  Prior to the completion of RTO on December 30, 2009, the 50,000 common shares were held by Xiaoyan Zhang, Chief Financial Officer of the Company.

(iv)
Guangxi Liuzhou Baicaotang Medicine Co., Ltd. (“Liuzhou BCT”) was established on April 3, 1986 in the PRC as a state-owned enterprise.  On June 20, 2001, Liuzhou BCT was transformed into a joint stock enterprise through management buyout by its management and employees. On December 29, 2007, Liuzhou BCT was transformed into a limited liability company.  Liuzhou BCT is engaged in the distribution of pharmaceutical drugs in the PRC.  Before the acquisition by Forever Well as stated in Note 2(ii), the registered and paid up capital was RMB10,000,000 which were held as to 23.83% by Huitian Tang, 13.44% by Jinghua Li, 10.81% by Wende Wei, 6.81% by Youru Jiang, 6.81% by Chunlin Liu and 6.81% by Bangfu Wang, who are also directors of  Ingenious and Liuzhou BCT. The remaining 31.49% was held by nine stockholders, who are employees of Liuzhou BCT.

(v)
Guangxi Liuzhou Baicaotang Medicine Retail Chain Co., Ltd. (“BCT Retail”), a wholly owned subsidiary of Liuzhou BCT, was established on October 30, 2001 with registered and paid up capital of RMB300,000.  BCT Retail is engaged in the retail sales of pharmaceutical drugs in the PRC.

(vi)
Guangxi Hefeng Pharmaceutical Co., Ltd. (“Hefeng Pharmaceutical”) was established on September 18, 2000 with registered and paid up capital of RMB5,000,000.  Hefeng Pharmaceutical is engaged in the production and sale of drugs for healing of hepatitis, cough, and Parkinson’s disease in the PRC.  On December 31, 2007, Liuzhou BCT entered into an agreement with Jinghua Li to acquire his entire interest in Hefeng Pharmaceutical at a consideration of RMB36,340,064 (equivalent to $4,982,223) which was satisfied by issuance of 13.44% shares of Liuzhou BCT.  The acquisition was completed on January 2, 2008, which was the date Liuzhou BCT obtained the control over Hefeng Pharmaceutical by appointing directors onto the board of directors of Hefeng Pharmaceutical.

Basis of presentation	9 Months Ended
Sep. 30, 2012
Corporate Information [Abstract]
Basis of presentation
2.        Basis of presentation

The accompanying unaudited consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (the “SEC”) including the instructions to Form 10-Q and Regulation S-X.  Certain information and note disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted from these statements pursuant to such rules and regulations and, accordingly, they do not include all the information and notes necessary for comprehensive consolidated financial statements and should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2011, included in our Annual Report on Form 10-K for the year ended December 31, 2011.

In the opinion of the management of the Company, all adjustments, which are of a normal recurring nature, necessary for a fair statement of the results for the period presented herewith have been made.  Results for the interim periods presented are not necessarily indicative of the results that might be expected for the entire fiscal year.

Reorganization	12 Months Ended
Dec. 31, 2011
Reorganizations [Abstract]
Reorganization

2.	Reorganization

The China BCT Pharmacy Group, Inc, and its subsidiaries Liuzhou BCT, Ingenious, Forever Well, and BCT Retail reorganized their group structure (the “Reorganization”) as follows:

(i)
Due to certain regulatory restrictions on a wholly owned foreign enterprise or its wholly owned subsidiary to hold over 50% equity interest in any PRC company which operates more than 30 drug stores in the PRC (the “Drug Stores Restrictions”), Liuzhou BCT sold its 51% equity interest in BCT Retail to Liuzhou Baicaotang Property Management Company Ltd. (“Baicaotang Property”), of which the directors of Ingenious are the controlling stockholders of Baicaotang Property, at a consideration of RMB153,000 on April 1, 2008.  Afterwards, Baicaotang Property pledged its 51% equity interest in BCT Retail to Liuzhou BCT to secure a loan, amounting to RMB153,000, granted by Liuzhou BCT to Baicaotang Property up to December 31, 2015 for the acquisition of the 51% equity interest in BCT Retail.  According to a Repurchase Agreement dated July 31, 2008, Liuzhou BCT was entitled to a preemptive right to repurchase the 51% equity interest in BCT Retail from Baicaotang Property up to the earlier of December 31, 2017 or the removal of the Drug Stores Restrictions.  Before the execution of the preemptive right by Liuzhou BCT, the rights and obligations as a stockholder of the 51% equity interest in BCT Retail are still vested in Liuzhou BCT and the appointment of the board of directors and management is controlled by Liuzhou BCT.

(ii)
On March 28, 2008, Forever Well entered into an agreement with the stockholders of Liuzhou BCT to acquire their entire equity interest in Liuzhou BCT at a cash consideration of RMB10,000,000, which is the registered and fully paid up capital of Liuzhou BCT.

(iii)	On June 30, 2008, Ingenious acquired the entire equity interest in Forever Well at a cash consideration of HK$10,000, which is the issued and fully paid up capital of Forever Well.

(iv)    On December 23, 2009, the Company entered into a Share Exchange Agreement with the shareholders of Ingenious to acquire 100% of the issued and outstanding common shares in Ingenious by issuing 32,000,000 shares of the Company’s common stock, par value $0.001 per share (the “Exchange Transaction”).

Following the completion of the Exchange Transaction on December 30, 2009, 2,900,000 shares of the Company’s common stock of $0.001 each, which were held by the Company’s shareholder, Lisa Lopomo, were cancelled on December 30, 2009.

The Exchange Transaction, which was completed on December 30, 2009, constituted a RTO and thereafter Ingenious became a wholly owned subsidiary of the Company.

(iv)
On December 23, 2009, the Company’s Chief Financial Officer, Xiaoyan Zhang entered into an Earn-In Agreement with the former stockholders of Liuzhou BCT of which the former stockholders of Liuzhou BCT are given the rights to acquire 22,480,000 common shares (Earn-In Shares) of the Company at $300,000 based on their former respective equity interest in Liuzhou BCT immediately before the acquisition by Forever Well as stated in Note 2 (ii) provided that the Company meets the profit targets, representing audited net income of $26 million for 2010 and $28 million for 2011. The former stockholders are allowed to acquire 50% and 50% of Earn-In Shares upon meeting the profit targets for 2010 and 2011, respectively.

Upon the completion of Reorganization on December 23, 2009, the Company, Forever Well, Liuzhou BCT, BCT Retail and Hefeng Pharmaceutical are under common control of Huitian Tang, Jinghua Li, Wende Wei, Youru Jiang, Chunlin Liu and Bangfu Wang, who are the directors of the Company and Liuzhou BCT.    The acquisition of Ingenious, Forever Well and Liuzhou BCT has been accounted for as a combination of entities under common control.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Acquisition

3.	Acquisition

During the year ended 2011, the Company acquired the businesses of two sub-distributors and one vendor engaged in packaging of Chinese traditional herbs.  The acquisitions were structured in such a manner that the Company assumed liabilities equal to the estimated fair value of the assets acquired.  No additional consideration was paid, or is payable.  The following summarizes the major class of assets acquired and liabilities assumed at the date of acquisition:

Cash	$36,502
Accounts receivable	4,737,280
Inventory	751,112
Other current assets (a)	5,724,522
Property, plant and equipment	35,006
Account payables	(1,783,102)
Other current liabilities (b)	(9,501,320)

Net assets acquired	$-

(a) Includes amounts due from the Company of $5,397,757 that are eliminated in consolidation.
(b) Includes amounts due to the Company of $4,127,756 that are eliminated in consolidation.

In order to complement the existing store network and help the company to establish a presence in new markets, the Company selectively acquired retail drugstores in both rural and urban areas of Guangxi province. The Company targeted retail stores in prime locations with good brand names, well-developed facilities and customer bases. The Company acquired certain chain stores successively during 2010 as follows:

On February 28, 2010, the Company entered an agreement with Liuzhou City Wubaitang Medical Chain Store Co., Ltd. (柳州市伍佰堂医药连锁有限公司) for the purchase of thirty retail chain stores including the leases of the premises, inventories, and furniture, fixtures and equipment. The Company has paid total consideration for the transaction of $2,495,431 (equivalent to RMB16,482,375). The transaction was completed on April 1, 2010.

On March 29, 2010, the Company entered an agreement with Zhaoping County Laobaixin Pharmacy Chain Store Co., Ltd. (昭平县老百姓大药房连锁有限公司) for the purchase of eighteen retail chain stores including the leases of the premises, inventories, and furniture, fixtures and equipment. The Company has paid total consideration for the transaction of $640,206 (equivalent to RMB4,228,573). The transaction was completed on May 1, 2010.
On April 25, 2010, the Company entered an agreement with Lai Bing Peng Fei Pharmacy Chain Store Co., Ltd. (來宾腾飞药业连锁有限公司) for the purchase of eleven retail chain stores including the leases of the premises, inventories, and furniture, fixtures and equipment. The Company has paid total consideration for the transaction of $1,286,301 (equivalent to RMB8,496,044). The transaction was completed on April 1, 2010.
On September 19, 2010, the Company entered an agreement with Guangxi San Le Da Uao Fang Pharmacy Chain Store Co., Ltd. (广西三乐大药房连锁有限责任公司) for the purchase of fifteen retail chain stores including the leases of the premises, inventories, and furniture, fixtures and equipment. The Company has paid total consideration for the transaction of $715,208 (equivalent to RMB 4,723,969). The transaction was completed on October 1, 2010.
On September 20, 2010, the Company entered an agreement with Rong Shui Sian Jiu Zhou Pharmacy Chain Store Co., Ltd. (融水县九州医药连锁有限公司) for the purchase of eighteen retail chain stores including the leases of the premises, inventories, and furniture, fixtures and equipment. The Company has paid total consideration for the transaction of $900,598 (equivalent to RMB5,948,459). The transaction was completed on October 1, 2010.

The following table summarizes the allocation of the purchase price reflecting the amounts of each major class of assets acquired and liabilities assumed at the date of acquisition of the above acquisitions:

Assets
Inventory	$3,053,859
Furniture, fixtures and equipment, net	2,386,782
VAT Recoverable	144,654
Goodwill	452,449

Net assets acquired	$6,037,744

Cash paid for acquisition	$6,037,744

As of December 31, 2010, the consolidated balance sheet includes goodwill identified upon the above acquisitions amounting to $452,449 which represents the excess of the purchase price over the fair value of the identifiable net assets acquired.

The Company with advice from an independent appraiser has identified all assets acquired including intangible assets which meet either the separability criterion or the contractual-legal criterion in accordance with FASB ASC 805 as of the date of acquisition. No significant identifiable intangible assets inclusive of trademark, product licenses and customers contracts were identified and recognized.

Summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
3.        Summary of significant accounting policies

Basis of consolidation
The consolidated financial statements include the accounts of China BCT Pharmacy Group, Inc, and its subsidiaries; Ingenious, Forever Well, Liuzhou BCT, BCT Retail, BCT Jian Kang Chan Ye and Hefeng Pharmaceutical.  All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of estimates
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernment entities.  Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of US federal securities laws are also sources of authoritative US GAAP for SEC registrants.  The Company’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions.  The accounts and estimates include, but are not limited to, the valuation of accounts receivable, inventories, warrant liabilities and share-based compensation,   the estimation on useful lives of property, plant and equipment and intangible assets, and goodwill impairment.  Actual results could differ from those estimates.

Cash and cash equivalents
Cash and cash equivalents include all cash, deposits in banks and other highly liquid investments with initial maturities of three months or less.  As of September 30, 2012 and December 31, 2011, the cash and cash equivalents were mainly denominated in Renminbi (“RMB”) and United States dollars placed with banks in the PRC and Hong Kong.  Those denominated in RMB are not freely convertible into foreign currencies, and the remittance of these funds out of the PRC is subject to exchange control restrictions imposed by the PRC government.  The remaining insignificant balance of cash and cash equivalents were denominated in Hong Kong dollars.

Restricted Cash
Restricted cash represents amounts set aside by the Company in accordance with the Company’s debt agreements with certain financial institutions.  These cash amounts are designated for the purpose of paying down the principal amounts owed to the financial institutions, and these amounts are held at the same financial institutions with which the Company has debt agreements in the PRC.  Due to the short-term nature of the Company’s debt obligations to these banks, the corresponding restricted cash balances have been classified as current assets in the consolidated financial statements.

Allowance for doubtful accounts
The Company establishes an allowance for doubtful accounts based on management’s assessment of the collectability of accounts receivable.  A considerable amount of judgment is required in assessing the amount of the allowance.  The Company considers the historical level of credit losses of all segments (pharmaceutical distribution, retail pharmacy and manufacturing) and applies percentages to aged receivable categories.  The Company makes judgments about the creditworthiness of each customer based on ongoing credit evaluations, and monitors current economic trends that might impact the level of credit losses in the future.  If the financial condition of the customers were to deteriorate resulting in their inability to make payments, a higher allowance may be required.

Based on the above assessment, during the reporting periods, management establishes the general provisioning policy to make allowance equivalent to 40% of gross amount of accounts receivable due between half and one year and 100% of gross amount of accounts receivable due over 1 year for all segments.  Additional specific provision is made against accounts receivable whenever they are considered to be doubtful.

Bad debts are written off when identified.  The Company extends unsecured credit to customers ranging from three to six months in the normal course of business.  The Company does not accrue interest on accounts receivable.

Inventories
Inventories are stated at the lower of cost or market value.  Cost is determined on a weighted average basis and includes all expenditures incurred in bringing the goods to a saleable condition.  The Company’s reserve requirements generally fluctuate based on projected inventory demand, market conditions and product life cycles.  In determining the adequate level of inventories to have on hand, management projects inventory demand and compares it to the current or committed inventory levels.  Inventory quantities and expiration dates are regularly reviewed and provisions for excess or obsolete inventory are recorded based on the expiration dates and the Company’s forecast of demand and market conditions.

No provision for excess or obsolete inventory was deemed necessary as of September 30, 2012 and December 31, 2011.

Property, plant and equipment
Property, plant and equipment are stated at cost less accumulated depreciation.  Cost includes the purchase price of the asset and other costs incurred to place the asset into service.

Depreciation is computed by using the straight-line method over estimated useful lives.  The principal depreciation rates are as follows:

	Annual rate	Residual value
Buildings	2.54% - 9.84%	Nil - 2%
Plant and machinery	7% - 18.4%	Nil - 10%
Motor vehicles	6% -18.4%	10%
Furniture, fixtures and equipment	6% -18.4%	10%

Construction in progress mainly represents expenditures related to the renovations of retail stores and office expansion.  All direct costs are capitalized as construction in progress.  No depreciation is provided with respect to construction in progress.

Maintenance and repairs are expensed as incurred.  Cost and related accumulated depreciation of property sold or otherwise disposed of are removed from the accounts and any resulting gain or loss is included in operations.

Goodwill and intangible assets
The Company applies the provisions of FASB ASC 805, “Goodwill and Intangible Assets”.  Under FASB ASC 805, goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually.

Goodwill, with an indefinite useful life, is stated at cost less any accumulated impairment.

Pharmaceutical licenses, customer contracts, trademarks, technology know-how and patents are stated at cost less accumulated amortization.  Amortization is computed by using the straight-line method over their useful lives as follows:

Pharmaceutical licenses	10 years
Customer contracts, trademarks, technology know-how and patents	1-3 years

Land use rights
Land use rights are stated at cost less accumulated amortization.  Amortization is computed by using the straight-line method over the terms of the leases of 40 to 70 years obtained from the relevant PRC land authority.

Impairment of long-lived assets
Long-lived assets are tested for impairment in accordance with FASB ASC 360-10-45 “Impairment or Disposal of Long-Lived Assets.”  The Company periodically evaluates potential impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  The Company recognizes impairment of long-lived assets in the event that the net book value of such assets exceeds the future undiscounted cash flows attributable to such assets.  During the reporting periods, the Company has not identified any indicators that would require testing for impairment.

Revenue recognition
Revenue from the sales of the Company’s products in the pharmaceutical distribution and manufacturing segments is recognized upon customer acceptance.  This occurs at the time of delivery to the customer, provided persuasive evidence of an arrangement exists, such as a signed sales contract.  The significant risks and rewards of ownership are transferred to the customers at the time when the products are delivered and there is no significant post-delivery obligation to the Company.  In addition, the sales price is fixed or determinable and collection is reasonably assured.  The Company does not provide customers with contractual rights of return for products.  When there are significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the terms of each sales agreement with the customer in order to determine whether any significant post-delivery performance obligations exist.  Currently, sales under both the pharmaceutical distribution and manufacturing segments do not include any terms which may impose any significant post-delivery performance obligations on the Company.

Revenue from sales of the Company’s products in the retail pharmacy segment is recognized upon customer acceptance.  This occurs at the time when the product is purchased by the retail customers at the Company’s retail stores, and there is no significant post-delivery obligation, and collection is reasonably assured.  The Company does not have a return policy allowing customers to return the products sold.  When there are any significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the rules and regulations relating to the retail sales of drugs in the PRC in order to determine whether any significant post-delivery performance obligations exist.  Currently, the rules and regulations relating to the retail sales of drugs in the PRC do not include any provisions which may impose significant post-delivery performance obligations on the Company.

Revenue from the sales of the Company’s product represents the invoiced value of goods, net of the value-added tax (VAT).  All of the Company’s products sold in the PRC are subject to a Chinese value-added tax at a rate of 17 percent of the gross sales price.  This VAT may be offset by the VAT paid by the Company on raw and other materials that are included in the cost of producing the Company’s finished products.

Advertising, research and development expenses
Advertising and research and development expenses are expensed as incurred.

Retirement benefit costs
Liuzhou BCT adopted a retirement plan to provide for eligible employees who were hired prior to April 23, 2002.  These eligible employees are entitled to receive certain amounts upon termination or retirement from the Company.  The amounts are based on the employee’s years of service in Liuzhou BCT up to April 23, 2002.  The obligation for retirement benefit costs is recorded at the present value of the cost that is expected to settle the obligation.  Employees hired after April 23, 2002 are not entitled to participate in this retirement plan.

Shipping and handling costs
Shipping and handling costs are expensed as incurred and are included in selling expenses.

Vendor allowances
The Company receives allowances from certain vendors.  These allowances are received for a variety of buying activities, such as volume purchase allowance associated with vendor programs.  Consideration received from a vendor is a reduction in the cost of the inventory and is recognized as a reduction in the cost of sales.  The Company also receives promotional allowance funds for specific vendor-sponsored programs per the applicable agreements.  These potential allowance funds are recognized as a reduction in the cost of sales as the program occurs.

Store opening costs
Costs incurred with retail store start-up costs, such as travel for recruitments, training and setup of new store openings are expensed as incurred.

Dividends
Dividends are recorded in the Company’s financial statements in the period when they are declared.

Off-balance sheet arrangements
The Company does not have any off-balance sheet arrangements.

Income taxes
The Company uses the asset and liability method of accounting for income taxes pursuant to FASB ASC 740 "Income Taxes”.  Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and loss carry forwards and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Comprehensive income
The Company has adopted FASB ASC 220, “Comprehensive Income”, which establishes standards for reporting and display of comprehensive income (loss), its components and accumulated balances.  Components of comprehensive income (loss) include net income and foreign currency translation adjustments.

Concentrations of credit risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivable and amounts due from related companies.  As of September 30, 2012 and December 31, 2011, substantially all of the Company’s cash and cash equivalents and restricted cash were held by major financial institutions located in the PRC, which management believes are of high credit standing.  With respect to accounts receivable, the Company extends credit based on an evaluation of the customer’s financial condition. The Company generally does not require collateral for accounts receivable and maintains an allowance for doubtful accounts for accounts receivable.

During the nine months ended September 30, 2012 and 2011, no single customer accounted for 10% or more of the Company’s consolidated sales and no single customer constituted 10% or more of the Company’s accounts receivable.

Foreign currency translation
The functional currency of the Company is RMB which is not freely convertible into foreign currencies.  The Company maintains its financial records in the functional currency.  Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date.  Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction.  Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

Assets and liabilities of the Company’s operations are translated into the reporting currency, United States dollars, at the exchange rate in effect at the balance sheet dates.  Revenue and expenses are translated at average rates in effect during the reporting periods.  The resulting translation adjustment is reflected as accumulated other comprehensive income, a separate component of stockholders’ equity in the statement of stockholders’ equity.

Basic and diluted earnings per share
The Company reports basic earnings per share in accordance with FASB ASC 260, “Earnings Per Share”.  Basic earnings per share is computed using the weighted average number of shares outstanding during the periods presented.  The weighted average number of shares of the Company represents the common stock outstanding during the reporting periods.  Diluted earnings per share is computed using the weighted average number of common shares outstanding during the periods plus the effect of any dilutive securities outstanding during the periods.

Fair value of financial instruments
FASB ASC 820 requires the disclosure of the estimated fair value of financial instruments including those financial instruments for which the fair value option was not elected.  The carrying amounts of the financial assets and liabilities approximate their fair values due to short maturities or the applicable interest rates approximate the current market rates.

4.	Summary of significant accounting policies

Basis of consolidation

The consolidated financial statements include the accounts of China BCT Pharmacy Group., Inc. and its subsidiaries; Ingenious, Forever Well, Liuzhou BCT, BCT Retail and Hefeng Pharmaceutical.  All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of estimates

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernment entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of US federal securities laws are also sources of authoritative US GAAP for SEC registrants. The Company’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. The accounts and estimates include, but are not limited to, the valuation of accounts receivable and inventories,  the estimation on useful lives of property, plant and equipment and intangible assets, and goodwill impairment.  Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents include all cash, deposits in banks and other highly liquid investments with initial maturities of three months or less.  As of December 31, 2011 and 2010, cash and cash equivalents were mainly denominated in Renminbi (“RMB”) and United States dollars were placed with banks in the PRC and Hong Kong. For those denominated in RMB, they are not freely convertible into foreign currencies and the remittance of these funds out of the PRC is subject to exchange control restrictions imposed by the PRC government.  The remaining insignificant balance of cash and cash equivalents were denominated in Hong Kong dollars.

Restricted Cash

Restricted cash represents amounts set aside by the Company in accordance with the Company’s debt agreements with certain financial institutions. These cash amounts are designated for the purpose of paying down the principal amounts owed to the financial institutions, and these amounts are held at the same financial institutions with which the Company has debt agreements in the PRC. Due to the short-term nature of the Company’s debt obligations to these banks, the corresponding restricted cash balances have been classified as current assets in the consolidated financial statements.

 Allowance for doubtful accounts

The Company establishes an allowance for doubtful accounts based on management’s assessment of the collectability of accounts receivable. A considerable amount of judgment is required in assessing the amount of the allowance. The Company considers the historical level of credit losses of all segments (pharmaceutical distribution, retail pharmacy and manufacturing) and applies percentages to aged receivable categories. The Company makes judgments about the creditworthiness of each customer based on ongoing credit evaluations, and monitors current economic trends that might impact the level of credit losses in the future. If the financial condition of the customers were to deteriorate resulting in their inability to make payments, a higher allowance may be required.

The Company's general credit sales policy is to provide its customers with credit ranging from one month to six months. Within the period, the Company does not consider the receivables overdue and it does not record any bad debt provision. When sales occur, the Company automatically grants its customers credit for one month to three months. An extended credit period of three to six months may be given upon sales managers’ approvals. Therefore, any receivables within six months do not have any provision for bad debt. Any receivable ranging from six months up to one year, are considered overdue, and will be subject to a bad debt provision of 40%.

As of December 31, 2011, 75% of the Company's accounts receivable was derived from hospitals, community service centers and clinics.  In the PRC, all hospitals and community service centers are owned or controlled by the PRC government.  The Company believes that it is highly unlikely that a liquidation of one of its hospital customers will occur, and that the recovery of debts from hospitals is highly assured. Therefore, it is within the Company's customary practice to grant a longer credit period to those accounts.

Based on the above assessment, management established the general provisioning policy to make allowance equivalent to 40% of gross amount of accounts receivable due between half and one year and 100% of gross amount of accounts receivable due over 1 year.  Additional provisions are made against accounts receivable whenever they are considered doubtful.

Bad debts are written off when identified.  The Company extends unsecured credit to customers ranging from three to six months in the normal course of business. The Company does not accrue interest on accounts receivable.

Historically, losses from uncollectible accounts have not significantly deviated from the general allowance estimated by management and no significant additional bad debts have been written off.  This general provisioning policy has not changed since establishment and management considers that the aforementioned general provisioning policy is adequate and not too excessive and does not expect it to be changed in the near future.

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined on weighted average basis and includes all expenditures incurred in bringing the goods in a saleable condition to the point of sale.   The Company’s inventory reserve requirements generally fluctuate based on projected demands, market conditions and product life cycles. In determining the adequate level of inventories to have on hand, management makes judgments as to the projected inventory demands as compared to the current or committed inventory levels. Inventory quantities and expiration dates are reviewed regularly and provisions for excess or obsolete inventory are recorded based on the expiration dates and the Company’s forecast of future demand and market conditions.

No provision for excess or obsolete inventory was made for the years ended December 31, 2011 and 2010.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.  Cost of major improvements are capitalized, and cost of normal repairs and maintenance are expensed as incurred.

Depreciation is computed on the straight-line method over the following estimated useful lives:

	Annual rate	Residual value

Buildings and improvements	2.54% - 9.84%	Nil - 2%
Plant and machinery	7.00% -18.40%	Nil - 10%
Motor vehicles	6.00% -18.40%	10%
Furniture, fixtures and equipment	6.00% -18.40%	10%

Cost and related accumulated depreciation of property sold or otherwise disposed are removed from the accounts, and any resulting gain or loss is included in non-operating income (expense).

Goodwill and other intangible assets

Goodwill represents the excess of the purchase price and other acquisition related costs over the estimated fair value of the net tangible and intangible assets acquired. Under FASB ASC 805, goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. All other intangible assets, pharmaceutical licenses, customer contracts, trademarks, technology know-how and patents, are amortized over their estimated useful lives, which range from one to ten years.

Management assesses potential impairments to intangible assets at least annually, or when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. Judgments regarding the existence of impairment indicators and future cash flows related to intangible assets are based on operational performance of the acquired businesses, market conditions and other factors. During the year ended December 31, 2011, the Company recorded an impairment loss of $37,355.

Land use right

Land use rights are stated at cost less accumulated amortization.  Amortization is computed using the straight-line method over the terms of the leases ranging from forty to seventy years. The leases term are obtained from the relevant PRC land authority.

Impairment of long-lived assets

Long-lived assets are tested for impairment in accordance with FASB ASC 360-10-45 “Impairment or Disposal of Long-Lived Assets”.  The Company periodically evaluates potential impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  The Company recognizes impairment of long-lived assets in the event that the net book value of such assets exceeds the future undiscounted cash flows attributable to such assets.  During the reporting periods, the Company has not identified any indicators that would require testing for impairment.

Revenue recognition

Revenue from sales of the Company’s products in both pharmaceutical distribution and manufacturing segments is recognized upon customer acceptance. This occurs at the time of delivery to the customer, provided persuasive evidence of an arrangement exists, such as a signed sales contract. The significant risks and rewards of ownership are transferred to the customer at the time when the products are delivered and there is no significant post-delivery obligation to the Company. In addition, the sales price is fixed or determinable and the collection is reasonably assured.  The Company does not provide its customers with contractual rights of return for products.  When there are significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the terms of the sales agreement with its customers in order to determine whether any significant post-delivery performance obligations exist.  Currently sales under both pharmaceutical distribution and manufacturing segments do not include any terms which may impose any significant post-delivery performance obligations on the Company.

Revenue from sales of the Company’s products in its retail segment is recognized upon customer acceptance. This occurs at the time when the product is purchased by the customers at company-owned retail stores, and there is no significant post-delivery obligation, and collection is reasonably assured.  The Company does not have a return policy allowing customers to return the products sold.   When there are any significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the rules and regulations relating to the retail sales of drugs in the PRC in order to determine whether any significant post-delivery performance obligations exist.  Currently, the rules and regulations relating to the retail sales of drugs in the PRC do not include any provisions which may impose significant post-delivery performance obligations on the Company.

Revenue from the sales of the Company’s products represents the invoiced value of goods, net of the value-added tax (“VAT”). All of the Company’s products that are sold in the PRC are subject to the Chinese value-added tax at a rate of 17 percent of the gross sales price. This VAT collected on sales may be offset by the VAT paid on purchases of raw and other materials that are included in the cost of producing the Company’s finished products.

Advertising, research and development expenses

Advertising and research and development expenses are expensed as incurred.

Retirement benefit costs

Liuzhou BCT adopted a retirement plan to provide eligible employees who were hired prior to April 23, 2002.  These eligible employees are entitled to receive certain amounts of retirement benefits upon termination or retirement from the Company.  The amounts are based on the employees’ years of service in Liuzhou BCT up to April 23, 2002.  The obligation for retirement benefit costs is recorded at the present value of the cost that is expected to settle the obligation and is recognized when the retirement plan is approved.  The employees hired after April 23, 2002 are not entitled to this retirement plan.

As of December 31, 2011, the discount rate of 7.73% (2010: 5.81%), which represented the Company’s weighted average borrowing rate of Renminbi loans in the PRC, was adopted to calculate the present value of retirement benefits cost.  An analysis of the provision for retirement benefit costs for the years ended December 31, 2011 and 2010 is as follows:

	As of December 31,
	2011	2010

Balance at beginning of year	$247,175	$260,478
Imputed interest	17,117	17,591
Payments	(48,984)	(39,639)
Translation adjustments	8,914	8,745
Balance at end of year	$224,222	$247,175

Shipping and handling costs

Shipping and handling costs of $842,878 and $679,185 for the years ended December 31, 2011 and 2010, respectively, are expensed as incurred and are included in selling expenses.

Vendor allowances

The Company receives allowances from certain vendors.  These allowances are received for a variety of buying activities such as the volume purchase allowance associated with the vendor programs.  Consideration received from a vendor is a reduction in the cost of the inventory and is recognized as a reduction in the cost of goods sold.  The Company also receives promotional allowance funds for specific vendor-sponsored programs per the applicable agreements. These promotional allowance funds are recognized as a reduction in the cost of goods sold as the program occurs.

Store opening costs

Costs incurred in connection with store start-up, such as travel for recruitment, training and setup for new store openings costs are expensed as incurred.

Income taxes

The Company uses the asset and liability method of accounting for income taxes pursuant to FASB ASC 740 "Income Taxes”.  Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and loss carry forwards and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Dividends

Dividends are recorded in the Company’s financial statements in the period in which they are declared.

Off-balance sheet arrangements

The Company does not have any off-balance sheet arrangements.

Registration payment arrangement

Contingent obligations to make future payments or otherwise transfer consideration under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement, are separately recognized and measured when they are probable and reasonably estimable.

Comprehensive income

The Company has adopted FASB ASC 220, “Comprehensive Income”, which establishes standards for reporting and display of comprehensive income (loss), its components and accumulated balances. Components of comprehensive income (loss) include net income (loss) and foreign currency translation adjustments.

Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents, restricted cash, accounts receivable and amounts due from related companies.  As of December 31, 2011 and 2010, substantially all of the Company’s cash and cash equivalents and restricted cash were held by major financial institutions located in the PRC, which management believes are of high credit standing.  With respect to accounts receivable, the Company extends credit based on an evaluation of the customer’s financial condition.  The Company generally does not require collateral for accounts receivable and maintains an allowance for doubtful accounts of accounts receivable.

During the year ended December 31, 2011 and 2010, no single customer accounted for 10% or more of the Company’s consolidated sales and no single customer constituted 10% or more of the Company’s accounts receivable.

Foreign currency translation

The functional currency of the Company is RMB which is not freely convertible into foreign currencies. The Company maintains its financial statements in the functional currency.  Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date.  Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction.  Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

Assets and liabilities of the Company’s operations are translated into the reporting currency, United States dollars, at the exchange rate in effect at the balance sheet dates. Revenue and expenses are translated at average rates in effect during the reporting periods. The resulting translation adjustment is reflected as accumulated other comprehensive income, a separate component of stockholders’ equity in the statement of stockholders’ equity.

Basic and diluted earnings per share

The Company reports basic earnings per share in accordance with FASB ASC 260, “Earnings Per Share”.  Basic earnings per share is computed using the weighted average number of shares outstanding during the reporting period.  The weighted average number of shares of the Company represents the common stock outstanding during the reporting periods.  Diluted earnings per share is computed using the weighted average number of common shares outstanding plus the effect of dilutive securities outstanding during the reporting periods.

Fair value of financial instruments

FASB ASC 820 requires the disclosure of the estimated fair value of financial instruments including those financial instruments for which the fair value option was not elected.  The carrying amounts of both financial assets and liabilities approximate their fair values due to short maturities or the applicable interest rates approximate the current market rates.

Recent accounting standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance that provides a consistent definition of fair value and common requirements of and disclosure about fair value between GAAP and International Financial Reporting Standards (“IFRS”). The guidance states the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets. Enhanced disclosure requirements will require companies to disclose quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements for recurring Level 3 fair value measurements. For assets and liabilities not recorded at fair value but where fair value is disclosed, companies must report the level in the fair value hierarchy of assets and liabilities. This new guidance is effective for interim and annual periods beginning January 1, 2012, and the Company does not anticipate a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income(Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 , which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income. ASU 2011-05 will be retroactively effective for the Company in the first quarter of 2012.  Since the Company already presents single continuous statements of income and comprehensive income, this adoption will not have a material effect on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  The Company plans to adopt ASU 2011-08 for its annual goodwill impairment test conducted in fiscal 2012.

Income taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
4.        Income taxes

United States
The Company is subject to the United States of America tax law at tax rates up to 35%.  No provision for the US federal income taxes has been made as the Company had no taxable income under this jurisdiction for the reporting periods.

BVI
Ingenious was incorporated in the BVI and, under the current laws of the BVI, is not subject to income taxes.

Hong Kong
Forever Well is subject to the Hong Kong Profits tax at a tax rate of 16.5%.  No provision for the Hong Kong Profits tax has been made as the Company had no taxable income under this jurisdiction since its incorporation.

PRC
Corporate income tax (“CIT”) to Liuzhou BCT, BCT Retail, BCT Jian Kang Chan Ye and Hefeng Pharmaceutical was charged at a rate of 25%.

5.	Income taxes

United States

The Company is subject to the United States of America tax law at tax rates up to 34%.  No provision for US federal income taxes has been made as the Company had no taxable income in this jurisdiction for the reporting periods.

BVI

Ingenious was incorporated in the BVI and, under the current laws of the BVI, is not subject to income taxes.

Hong Kong

Forever Well is subject to the Hong Kong Profits tax at a rate of 16.5%.  No provision for the Hong Kong Profits tax has been made as the Company had no taxable income in this jurisdiction since its incorporation.

PRC

Corporate income tax (“CIT”) to Liuzhou BCT and BCT Retail, was charged at a rate of 25% of assessable profits.

In accordance with the Circular of the State Council on Policies and Measures Pertaining to the Development of the Western Region (“DOWR”), the companies are entitled to a preferential rate of 15%. They are engaged in the projects listed in Guiding Catalogue, and the revenue derived therefrom accounts for over 70% of total revenue. Hefeng Pharmaceutical met this DOWR requirement. It was approved by the tax authority and was granted a preferential tax rate of 15% for fiscal years from 2003 to 2010. During the year 2011, Hefeng Pharmaceutical is subject to CIT at a rate of 25% under the tax law.

The components of the provision (benefit) for income taxes are:

	Year ended December 31,
	2011	2010

Current taxes - PRC	$11,763,106	$9,177,569
Deferred taxes - PRC	(726,806)	(91,463)

	$11,036,300	$9,086,106

The effective income tax expense  differs from the PRC statutory income tax rate of 25% for the years ended December 31, 2011 and 2010 in the PRC as follows :

	Year ended December 31,
	2011	2010

Provision for income taxes at PRC
statutory income tax rate	$10,556,708	$8,693,675
Non-deductible items for tax	1,141,006	1,012,882
Non-assessable items for tax	(301,725)	(181,743)
Under provision in prior year	26,915	73,057
Effect on change in tax rate	(165,314)	-
Tax holiday	-	(538,134)
Others	(221,290)	26,369

	$11,036,300	$9,086,106

During the year ended December 31, 2010, the amount of benefit from tax holiday was $538,134 and the effect on earnings per share was $0.01.

FASB ASC 740-10-25 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach.  Under the new CIT Law effective on January 1, 2008, the Company may be deemed to be a resident enterprise by the PRC tax authorities.  If the Company was deemed to be resident enterprise, the Company may be subject to the CIT at 25% on the worldwide taxable income and dividends paid from PRC subsidiaries to their overseas holding companies may be exempted from 10% PRC withholding tax. Except for certain immaterial interest income from bank deposits placed with financial institutions outside the PRC, all of the Company’s income is generated from the PRC operation.  Given the immaterial amount of income generated from outside the PRC and the PRC subsidiaries do not intend to pay dividend in the foreseeable future, the management considers that the impact arising from resident enterprise on the Company’s financial position is not significant.  The management evaluated the Company’s overall tax positions and considered that no additional provision for uncertainty in income taxes is necessary as of December 31, 2011 and 2010.

Deferred tax assets/ (liabilities) as of December 31, 2011 and 2010 are composed of the followings:

	As of December 31,
	2011	2010
The PRC
Current deferred tax assets :
Provision and accrued expenses	$742,295	$131,672
Allowance for doubtful debts	185,565	75,550
	$927,860	$207,222

Non current deferred tax assets/ liabilities :
Depreciation of property, plant and equipment	$(147,077)	$(32,046)
Amortization of land use right	538,500	483,356
Amortization of intangible assets	276,086	178,488
	$667,509	$629,798

Earnings per share	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
5.        Earnings per share

Basic earnings per share has been computed using the weighted average number of common shares outstanding.  Potential dilutive shares are excluded from the computation of earnings per share as average market price of the Company’s common stock did not exceed the weighted average exercise price of such options, warrants, and preferred shares, and to have included them would have been anti-dilutive.  Accordingly, the basic and diluted earnings per share are the same.

6.	Earnings per share

Basic earnings per share has been computed using the weighted average number of common shares outstanding. Potential dilutive shares are included from the computation of earnings per share as average market price of the Company’s common stock exceeded the weighted average exercise price of such options, warrants, and/or preferred shares.

For the year ended December 31, 2011, dilutive options to purchase 3,660,000 shares (2,533 weighted average shares) were included in the diluted earnings per share calculation, and potentially dilutive options, warrants and preferred shares of 1,125,000, 2,111,235 and 9,375,000, respectively, were excluded from the diluted earnings per share calculation as the average market price of the Company’s common stock did not exceed the weighted average exercise price of such options, warrants and preferred shares, and to have included them would have been anti-dilutive.

For the year ended December 31, 2010, dilutive warrants to purchase 351,934 shares (351,934 weighted average shares) were included  in the diluted earnings per share calculation, and potentially dilutive options and warrants of 1,125,000 and 1,759,301, respectively, were excluded from the diluted earnings per share calculation as the average market price of the Company’s common stock did not exceed the weighted average exercise price of such options and warrants, and to have included them would have been anti-dilutive.

Accounts Receivable, net	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Accounts Receivable, net

7.	Accounts Receivable, net

	As of December 31,
	2011	2010

Accounts receivables	$119,010,218	$68,891,244
Less : allowance for doubtful accounts	(604,217)	(226,936)

	$118,406,001	$68,664,308

An analysis of the allowance for doubtful accounts for the years ended December 31, 2011 and 2010 is as follows:

	As of December 31,
	2011	2010

Balance at beginning of year	$226,936	$144,397
Allowance for doubtful accounts	367,989	78,068
Translation adjustment	9,292	4,471

Balance at end of year	$604,217	$226,936

No accounts receivable were pledged as collateral under any loan agreements as of December 31, 2011.

Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2011
Other Receivable Prepayments and Deposits [Abstract]
Other Receivables Prepayments and Deposits
8.	Other receivables, prepayments and deposits

	As of December 31,
	2011	2010

Advances to staff	$479,332	$123,500
Prepayments	4,241,956	2,820,372
Other receivables	1,028,768	388,875

	$5,750,056	$3,332,747

Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Inventories	6. Inventories
	September 30, 2012	December 31, 2011

Raw materials	$1,362,633	$1,040,582
Work-in-progress	140,220	135,533
Finished goods	17,279,430	13,006,937

	$18,782,283	$14,183,052

9.	Inventories

	As of December 31,
	2011	2010

Raw materials	$1,040,582	$860,993
Work-in-progress	135,533	160,730
Finished goods	13,006,937	9,755,154

	$14,183,052	$10,776,877

Goodwill and other intangible assets, net	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets, Net [Abstract]
Goodwill and other Intangible Assets, net
7.        Goodwill and other intangible assets, net

	September 30, 2012	December 31, 2011
Goodwill
Acquisitions of retail stores	$434,280	$432,189
Acquisition of Hefeng	107,968	107,968

Total	$542,248	$540,157

Other intangible assets
Pharmaceutical licenses	$799,197	$799,197
Customer contracts	90,729	90,729
Trademarks, technology know-how, and patents	118,595	118,146
	1,008,521	1,008,072
Accumulated amortization	(568,939)	(503,124)

Net	$439,582	$504,948

During the nine months ended September 30, 2012 and 2011, amortization of intangible assets amounted to $65,815 and $73,528, respectively.

10.	Goodwill and other intangible assets, net

	As of December 31,
	2011	2010

Goodwill
Acquisition of retail stores	$432,189	$452,450
Acquisition of Hefeng Pharmaceutical	107,968	107,968

	$540,157	$560,418

Other intangible assets
Pharmaceutical licenses	$799,197	$799,197
Customer contracts	90,729	90,729
Trademarks, technology know-how and patents	118,146	99,892
	1,008,072	989,818
Accumulated amortization	(503,124)	(408,337)

	$504,948	$581,481

During the years ended December 31, 2011 and 2010, amortization expense was $95,493 and $79,346, respectively.

The estimated aggregate amortization expenses for other intangible assets for the future years are as follows:

Year

2012	$92,014
2013	90,399
2014	82,585
2015	79,920
2016	79,920
Thereafter	80,110

$504,948

Property, plant and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
8.        Property, plant and equipment, net

Property, plant and equipment are stated at cost, as follows:

	September 30, 2012	December 31, 2011

Buildings	$15,112,952	$13,625,189
Plant and machinery	1,568,409	1,552,234
Furniture, fixtures and equipment	8,184,576	5,668,331
Motor vehicles	445,191	443,048
	25,311,128	21,288,802
Accumulated depreciation	(5,451,242)	(4,511,548)
	19,859,886	16,777,254
Construction in progress	-	1,319,808

	$19,859,886	$18,097,062

(a)   An analysis of buildings, plant and machinery pledged to banks for banking loans (note 12(d)(i)) is as follows :

	September 30, 2012	December 31, 2011

Buildings	$9,189,674	$5,471,223
Accumulated depreciation	(2,403,891)	(1,420,229)

	$6,785,783	$4,050,994

11.	Property, plant and equipment, net

Property, plant and equipment are stated at cost, as follows:

	As of December 31,
	2011	2010

Buildings and improvements	$13,625,189	$12,750,902
Plant and machinery	1,552,234	1,453,435
Furniture, fixtures and equipment	5,668,331	3,055,934
Motor vehicles	443,048	420,683

	21,288,802	17,680,954
Accumulated depreciation	(4,511,548)	(3,437,366)

	16,777,254	14,243,588
Construction in progress	1,319,808	362,300

	$18,097,062	$14,605,888

(a)	An analysis of buildings, plant and machinery pledged to banks for bank loans (Note 16(d) (i)) is as follows:

	As of December 31,
	2011	2010

Buildings	$5,471,223	$6,669,969
Accumulated depreciation	(1,420,229)	(1,469,600)

	$4,050,994	$5,200,369

(b)	During the reporting periods, depreciation is included in:

	Year ended December 31,
	2011	2010

Cost of sales and overhead expense	$185,131	$156,077
Selling expenses	1,970	4,881
Administrative expenses	832,298	627,073

	$1,019,399	$788,031

Land use rights	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Land Use Rights [Abstract]
Land Use Rights
9.	Land use rights

	September 30, 2012	December 31, 2011

Land use rights	$16,518,951	$16,440,340
Accumulated amortization	(3,121,227)	(2,856,205)

	$13,397,724	$13,584,135

The Company has obtained land use rights from the relevant PRC land authority for periods ranging from 40 to 70 years to use the land on which the office premises, production facilities and warehouse of the Company are situated.  As of September 30, 2012 and December 31, 2011, land use rights with carrying amount of $4,451,809 and $1,127,907, respectively were pledged to a bank for the bank loans granted to the Company (note 12(d)(ii)).

During the nine months ended September 30, 2012 and 2011, amortization amounted to $250,793 and $244,467, respectively.

12.	Land use rights, net

	As of December 31,
	2011	2010

Land use rights	$16,440,340	$15,848,693
Accumulated amortization	(2,856,205)	(2,426,645)

	$13,584,135	$13,422,048

The Company has obtained land use rights from the relevant PRC land authority for a period ranging from 40 to 70 years to use the land on which the office premises, production facilities and warehouse of the Company are situated. As of December 31, 2011, and 2010, land use rights with carrying amount of $1,127,907 and $5,239,133, respectively, were pledged to a bank for the loans granted to the Company (Note 16(d) (ii)).

During the years ended December 31, 2011 and 2010, amortization expense was $327,419, and $321,127 respectively.

During the year ended December 31, 2010, land use rights with carrying amounts of $652,576 were sold for $697,495, net of direct costs, resulting in a gain of $44,919.

The estimated aggregate amortization expenses for land use rights for future years are as follows:

Year

2012	$328,267
2013	328,267
2014	328,267
2015	328,267
2016	328,267
Thereafter	11,942,800

$13,584,135

Other payables and accrued expenses	12 Months Ended
Dec. 31, 2011
Other Payables and Accrued Expenses [Abstract]
Other payables and accrued expenses

13.	Other payables and accrued expenses

	As of December 31,
	2011	2010

Accrued staff costs	$1,948,760	$1,580,984
VAT and other tax payables	1,570,886	1,086,980
Other payables	874,649	428,455
Deposits received	684,568	962,187
Accrued audit fee	148,220	164,448
Other accrued expenses	263,154	178,006
Registration payment	-	455,896

	$5,490,237	$4,856,956

Amounts due to directors	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Amounts Due To Directors and Related Party Transactions [Abstract]
Amounts due to Directors
10.	Amounts due to directors

The amounts due to directors are unsecured and repayable on demand.  The balances are interest free, except for the amounts of $21,103 as of September 30, 2012 and $47,136 as of December 31, 2011, which were interest bearing at a fixed rate of 24% per annum.

14.	Amounts due to directors

These amounts are interest free, unsecured and repayable on demand, except to the amount of $47,136 and $75,700 as of December 31, 2011 and 2010, which bears interest at a rate of 24% and 6.96% per annum, respectively.

Amounts due from/to related companies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Amounts Due Fromto Related Companies [Abstract]
Amounts due from/to Related Companies
11.	Amounts due from/to related companies

The related companies are controlled by certain of the Company’s directors including Mr. Huitian Tang, the Company’s Chief Executive Officer and Chairman. These amounts due from or to related companies are interest-free, unsecured and payable on demand.

15.	Amounts due from/to related companies

The related companies are controlled by certain of the Company’s directors including Huitian Tang, Chairman and Chief Executive Officer. These amounts are interest free, unsecured and repayable on demand.

Secured bank loans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Secured Bank Loans and Other Loans [Abstract]
Secured Bank Loans

12.       Secured bank loans

	September 30, 2012	December 31, 2011

Short-term loans - note 12(a)	$11,020,024	$7,227,520
Current maturities of long-term bank loans	85,419	1,808,540

	$11,105,443	$9,036,060

Long-term bank loans - note 12(b)	$229,099	$2,015,307
Less: current maturities	(85,419)	(1,808,540)

	$143,680	$206,767

(a)	The weighted average interest rates for short-term loans as of September 30, 2012 and December 31, 2011 were 7.16% and 7.73% per annum, respectively.

(b)	The long-term loans as of September 30, 2012 bear interest rates from 9.165% which are adjusted on an annual basis in accordance with the loan rate published by the People’s Bank of China.

(c)	As of September 30, 2012, the Company’s banking facilities were composed of the following:

Facilities granted	Granted	Amount Utilized	Unused
Bills payable, net of restricted cash	$4,373,276	$1,800,390	$2,572,886
Secured bank loans	$11,249,123	$11,249,123	$-

Some suppliers request the Company to settle accounts payable by issuance of banker’s acceptance bills, which are interest free with maturity of three months from date of issuance.  The Company is required to deposit with the banks amounts equal to 50% to 60% of the bills amount at the time of issuance and pay bank charges.  These deposits will be used to settle the bills at maturity

(d)	As of September 30, 2012, the above bills payable and bank loans were secured by the following:

(i)	Property, plant and machinery with carrying value of $6,785,783 (note 8);

(ii)	Land use rights with carrying value of $4,451,809 (note 9);

(iii)	Buildings and land use rights owned by related companies which are controlled by certain of the Company’s directors;

(iv)	Account receivables of $947,280;

(v)	Restricted cash of $762,722

(e)	Long-term borrowings are repayable as follows:

	September 30, 2012	December 31, 2011

Within one year	$85,419	$1,808,540
After one year but within two years	93,584	87,154
After two years but within three years	50,096	94,689
After three years but within four years	-	24,924
	$229,099	$2,015,307

During the reporting periods, there was no covenant requirement under the banking facilities granted to the Company.

16.	Secured bank loans

	As of December 31,
	2011	2010

Short-term loans - Note 16(a)	$7,227,520	$7,085,520
Current maturities of long-term bank loan	1,808,540	1,812,698

	$9,036,060	$8,898,218

Long-term bank loans - Note 16(b)	$2,015,307	$3,754,305
Less: current maturities	(1,808,540)	(1,812,699)

	$206,767	$1,941,606

(a)	The weighted average interest rates for short-term loans as of December 31, 2011 and 2010 were 7.73% and 5.84% per annum, respectively.

(b)	The long-term loans as of December 31, 2011 bear interest at variable rates ranging from PRC benchmark rate plus 7.68% per annum.

(c)	As of December 31, 2011, the Company’s banking facilities include the following:

	As of December 31,
	2011		2010
	Bills	Secured	Bills	Secured
	Payable	Bank Loans	Payable	Bank Loans

Granted	$2,985,280	$9,242,827	$1,589,700	$10,839,824

Amount utilized	$1,052,096	$9,242,827	$1,334,868	$10,839,824

Unused	$1,933,184	$-	$254,832	$-

Some suppliers request the Company to settle accounts payable by issuance of banker’s acceptance bills, which are interest free with maturity of three months from date of issuance. The Company is required to deposit with the banks equal to 50% of the bills amount at the time of issuance and pay bank charges. These deposits will be used to settle the bills at maturity.

(d)	As of December 31, 2011, the above bank loans were secured by the following:

(i)	Property, plant and equipment with carrying value of $4,050,994 (Note 11);

(ii)	Land use rights with carrying value of $1,127,907 (Note 12);

(iii)	Buildings and land use right owned by related companies which are controlled by certain directors.

During the reporting periods, there was no covenant requirement for the banking facilities granted to the Company.

The aggregate maturities of long-term bank loans as of December 31, 2011 are as follows:

Year

2012	$1,808,540
2013	87,154
2014	94,689
2015	24,924

$2,015,307

Other loans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Secured Bank Loans and Other Loans [Abstract]
Other Loans
13.	Other loans

	September 30, 2012	December 31, 2011

Other loans	$212,349	$200,956
All other loans are unsecured and repayable on demand. Other loans bear interest at a fixed rate of 2% per month.
17.	Other loans

	As of December 31,
	2011	2010

Other loans	$200,956	$162,664
All other loans are unsecured and repayable on demand. Other loans bear interest at a fixed rate of 2% per month.

Warrant liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Warrant Liabilities [Abstract]
Warrant Liabilities

14.      Warrant liabilities

As of December 30, 2009, the Company completed a private placement of 2,489,370 shares of common stock and five-year warrants to purchase up to 1,244,368 shares of common stock (“First Batch Warrants”) at an exercise price of $3.81 per share for gross proceeds of $6,322,952 which includes related issuance expenses of $1,016,290.  In accordance with FASB ASC 815, these warrants are not considered indexed to the Company’s own stock and should be classified as financial derivative liabilities at fair value for each reporting period.  However, the Company considered the amount to be immaterial to the financial statements for the year ended December 31, 2009 as the fair value of First Batch Warrants was $1,294,142 as of December 31, 2009, thus, the net proceeds were allocated to First Batch Warrants resulting in the entire amount recorded as equity.

Upon the completion of a private placement as of February 1, 2010, of which five-year warrants to purchase up to 514,933 shares of common stock (“Second Batch Warrants”) were issued to investors and should be classified as financial derivative liabilities at fair value for each reporting period in accordance with FASB ASC 815, the Company determined that the aggregate fair value of warrants issued as of February 1, 2010 was material to the financial statements for the three months ended March 31, 2010.  Accordingly, a reallocation was made for the fair value of First Batch Warrants as of December 31, 2009 amounting to $1,294,142 from the Company’s equity to warrant liabilities as of February 1, 2010.  For the Second Batch Warrants, part of the net proceeds amounting to $561,277, representing the fair value as of February 1, 2010, was allocated to warrant liabilities at initial recognition.

The fair value of the warrants was calculated using the binomial model.  The assumptions that were used to calculate fair value of First Batch Warrants and Second Batch Warrants, as of September 30, 2012, are as follows:

●	Expected volatility of 34.73% and 35.15%, respectively
●	Expected dividend yield of 0%
●	Risk-free interest rate of 0.269% and 0.275%, respectively
●	Expected lives of 2.25 years and 2.34 years for First Batch Warrants and Second Batch Warrants, respectively
●	Exercise price of $3.81 per share

As of September 30, 2012, the fair value of warrant liabilities was $120 and the corresponding gain on the change in fair value of warrant liabilities of $190,871 was recognized in the Company’s statement of operations for the nine months ended September 30, 2012.

Warrants issued and outstanding, all of which are exercisable at September 30, 2012, are summarized as follows:

Number of shares

First Batch Warrants	1,244,368
Second Batch Warrants	514,933

1,759,301

18.	Warrant liabilities

As of December 30, 2009, the Company completed a private placement of 2,489,370 shares of common stock and five-year warrants to purchase up to 1,244,368 shares of common stock (“First Batch Warrants”). The stock was purchased at an exercise price of $3.81 per share for gross proceeds of $6,322,952, which includes issuance expenses of $1,016,290. In accordance with FASB ASC 815, these warrants are not considered indexed to the Company’s own stock and should be classified as financial derivative liabilities at fair value for each reporting period.  For the year ended December 31, 2009, the fair value of First Batch Warrants was $1,294,142 and the Company considered the amount to be immaterial to the financial statements. Thus, the net proceeds were allocated to First Batch Warrants resulting in the entire amount recorded as equity.

Upon the completion of a private placement as of February 1, 2010, five-year warrants to purchase up to 514,933 shares of common stock (“Second Batch Warrants”) were issued to investors and classified as financial derivative liabilities at fair value for each reporting period in accordance with FASB ASC 815. The Company determined that the aggregate fair value of warrants issued as of February 1, 2010 was material to the financial statements for the year ended December 31, 2010.  Accordingly, a reallocation was made for the fair value of First Batch Warrants as of December 31, 2009 amounting to $1,294,142 from the Company’s equity to warrant liabilities as of February 1, 2010.  For the Second Batch Warrants, part of the net proceeds amounting to $561,277, representing the fair value as of February 1, 2010, were allocated to warrant liabilities at initial recognition.

The fair value of the warrants was calculated using the binomial model. The assumptions used to calculate fair value of First Batch Warrants and Second Batch Warrants as of December 31, 2011 are as follows:

1.	Expected volatility of 38.33% and 38.66% for First Batch Warrants and Second Batch Warrants, respectively.
2.	Expected dividend yield of 0%.
3.	Risk-free interest rate of 0.406% and 0.426% for First Batch Warrants and Second Batch Warrants, respectively.
4.	Expected lives of 3 years and 3.09 years for First Batch Warrants and Second Batch Warrants, respectively.
5.	Exercise price of $3.81 per share.

As of December 31, 2011, the fair value of warrant liabilities was $190,991 and the corresponding gain on the change in fair value of warrant liabilities of $1,082,202 was recognized in the Company’s statement of operations for the year ended December 31, 2011.

Warrants issued and outstanding, all of which are exercisable at December 31, 2011, are summarized as follows:

Number of shares

First Batch Warrants	1,244,368
Second Batch Warrants	514,933

1,759,301

Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15.      Commitments and contingencies

a.	Capital commitment

As of September 30, 2012, the Company had no capital commitments in respect of the acquisition of property, plant and equipment which were contracted for but not provided in the consolidated financial statements.

b.	Operating lease commitments

As of September 30, 2012, the Company had non-cancelable operating leases for its retail stores with future minimum lease payments to be paid which are as follows:

Within one year	$1,016,670
After one year but within two years	453,874
After two years but within three years	151,619
After three years but within four years	10,025

$1,632,188

The rental expense relating to the operating leases was $1,265,975 and $964,251 for the nine months ended September 30, 2012 and 2011, respectively.

c.	Employment agreements

During the 2nd quarter of 2010, the Company entered into employment agreements with Huitian Tang, the Company’s Chairman and CEO, and Xiaoyan Zhang, the Company’s CFO.  The employment agreements were approved by the board of directors and the compensation committee.  The following is a summary of the material provisions of the employment agreements for Mr. Tang and Ms. Zhang:

On May 18, 2010, the Company entered into a new employment agreement with Mr. Tang to employ him as CEO for a term from January 1, 2010 to January 1, 2012, pursuant to which he will be paid RMB 79,600 ($11,600) per month (or RMB 955,200 ($139,200) per year) and additional share-based compensation based upon its 2010 financial performance.  The agreement may be terminated upon mutual agreement between the Company and Mr. Tang in writing.  In addition, the Company shall have the right to unilaterally terminate the agreement under certain circumstances, including among other things, (i) serious violations of the labor laws or the rules or regulations of the Company; (ii) causing serious damage to the interests of the Company; or (iii) Mr. Tang is criminally prosecuted under the law.

In 2011, the Board of Directors authorized and approved to increase Mr. Tang’s annual salary from $139,000 to $200,000 starting from January 6, 2011.  In January 2012, the agreement was extended for an additional two years.

The Company may also terminate the agreement by serving 30 days’ prior written notice to Mr. Tang or giving Mr. Tang one month’s salary in lieu of notice in any one of the following circumstances: (i) where Mr. Tang, after undergoing a legally prescribed period of medical treatment and recuperation for an illness or a non-work-related injury, remains unable to carry out his job responsibilities; (ii) where Mr. Tang is unable to fulfill the duties of his position to the standards required under the terms of the agreement; or (iii) where the agreement cannot be performed due to any major changes of any objective circumstances, which includes, but is not limited to, a merger of the Company into another business entity, or sale or transfer by the Company of a substantial portion of the assets it owns to third parties, a material adjustment in operative policy, or a declaration of bankruptcy, dissolution or liquation by the Company.

Mr. Tang may terminate the agreement during the term upon 30 days prior written notice to the Company.  In addition, Mr. Tang may terminate the agreement in certain circumstances, including if (i) the Company fails to pay the social insurance premiums for Mr. Tang in accordance with the law; (ii) the Company forces Mr. Tang to work by means of violence or intimidation; or (iii) the Company fails to pay labor remuneration in full and on time or fails to provide the labor protection or working conditions as agreed under the agreement.

On May 18, 2010, the Company entered into a new employment agreement with Ms. Zhang to employ her as CFO for a term from January 1, 2010 to January 1, 2012, pursuant to which we have agreed to pay her HKD70,000 ($9,091) per month (or HKD840,000 ($109,092) per year) and additional share-based compensation based upon its 2010 financial performance.

In 2011, the Board of Directors authorized and approved to increase Ms. Zhang’s annual salary from $109,092 to $160,000 starting from January 6, 2011.  In January 2012, the agreement was extended for an additional two years.

The agreement may be terminated upon mutual agreement between the Company and Ms. Zhang in writing.  In addition, the Company shall have the right to unilaterally terminate the agreement under certain circumstances, including, among other things, (i) serious violations of the labor laws or the rules or regulations of the Company; (ii) causing serious damage to the interests of the Company; or (iii) Ms. Zhang is criminally prosecuted under the law.

The Company may terminate the agreement by serving 30 days’ prior written notice to Ms. Zhang or giving Ms. Zhang one month’s salary in lieu of notice in any one of the following circumstances: (i) where Ms. Zhang, after undergoing a legally prescribed period of medical treatment and recuperation for an illness or a non-work-related injury, remains unable to carry out her job responsibilities; (ii) where Ms. Zhang is unable to fulfill the duties of her position to the standards required under the terms of the agreement; or (iii) where the agreement cannot be performed due to any major changes of any objective circumstances, which includes, but is not limited to, a merger of the Company into another business entity, or sale or transfer by the Company of a substantial portion of the assets it owns to third parties, a material adjustment in operative policy, or a declaration of bankruptcy, dissolution or liquation by the Company.

Ms. Zhang may terminate the agreement during the term upon 30 days prior written notice to the Company.  In addition, Ms. Zhang may terminate the agreement in certain circumstances, including if (i) the Company fails to pay the social insurance premiums for Ms. Zhang in accordance with the law; (ii) the Company forces Ms. Zhang to work by means of violence or intimidation; or (iii) the Company fails to pay labor remuneration in full and on time or fails to provide the labor protection or working conditions as agreed under the agreement.

d)	Distribution agreements

The Company entered into separate distribution agreements with seven government-owned hospitals, each for a term of three years, pursuant to which the hospitals agreed to further increase our business with them ranging from 30% to 95% of their respective purchase plans for our drugs. We agreed to use our best efforts to fulfill the orders by distributing the drugs under the statutory requirement of the mandated collective tender plan.

In addition to the existing deposits of RMB 45,000,000 ($7,114,950) paid in 2011 and 2010, the Company made an additional deposit of RMB 1,000,000 ($158,110) for the security of the new distribution agreement entered in 2012.  These hospitals are required to repay the deposit amounts in full when the agreements expire or when terminated, which may be done only under certain circumstances.  The Company entered into such agreements to pursue relationships with these large hospitals in order to achieve a higher share of these customers’ purchases.

For the nine months ended September 30, 2012 and 2011, sales revenue from these government-owned hospital customers was approximately $27 million and $29 million, respectively.

19.	Commitments and contingencies

a.	Capital commitment

As of December 31, 2011, the Company had no capital commitments in respect of the acquisition of property, plant and equipment which were contracted for but not provided in the consolidated financial statements.

b.	Operating lease commitments

As of December 31, 2011, the Company had non-cancelable operating leases for its retail stores and future minimum lease payments are as follows:

Year

2012	$1,287,908
2013	691,703
2014	228,195
2015	79,309
2016	4,792

$2,291,907

The rental expense relating to the operating leases was $1,324,371 and $824,419 for the years ended December 31, 2011 and 2010, respectively.

c.	Operating lease arrangement

As of December 31, 2011, the Company leases its main facility in the PRC under an operating lease arrangement until 2013. Future minimum lease payments to be received under the non-cancelable operating lease are as follows:

Year

2012	$17,466
2013	3,896

$21,362

d.	Employment agreements

During the 2nd quarter of 2010, the Company entered into employment agreements with Huitian Tang, the Company’s Chairman and CEO, and Xiaoyan Zhang, the Company’s CFO.  The employment agreements were approved by the board of directors and the compensation committee.  The following is a summary of the material provisions of the employment agreements for Mr. Tang and Ms. Zhang:

On May 18, 2010, the Company entered into a new employment agreement with Mr. Tang to employ him as CEO for a term from January 1, 2010 to January 1, 2012, pursuant to which he will be paid RMB 79,600 ($11,600) per month (or RMB 955,200 ($139,200) per year) and additional share-based compensation based upon its 2010 financial performance (see Note 22).  The agreement may be terminated upon mutual agreement between the Company and Mr. Tang in writing.  In addition, the Company shall have the right to unilaterally terminate the agreement under certain circumstances, including among other things, (i) serious violations of the labor laws or the rules or regulations of the Company; (ii) causing serious damage to the interests of the Company; or (iii) Mr. Tang is criminally prosecuted under the law.

In 2011, the Board of Directors authorized and approved to increase Mr. Tang’s annual salary from US$139,000 to US$200,000 starting from January 6, 2011.

The Company may also terminate the agreement by serving 30 days’ prior written notice to Mr. Tang or giving Mr. Tang one month’s salary in lieu of notice in any one of the following circumstances: (i) where Mr. Tang, after undergoing a legally prescribed period of medical treatment and recuperation for an illness or a non-work-related injury, remains unable to carry out his job responsibilities; (ii) where Mr. Tang is unable to fulfill the duties of his position to the standards required under the terms of the agreement; or (iii) where the agreement cannot be performed due to any major changes of any objective circumstances, which includes, but is not limited to, a merger of the Company into another business entity, or sale or transfer by the Company of substantial portion of the assets it owns to third parties, a material adjustment in operative policy, or a declaration of bankruptcy, dissolution or liquation by the Company.

Mr. Tang may terminate the agreement during the term upon 30 days prior written notice to the Company.  In addition, Mr. Tang may terminate the agreement in certain circumstances, including if (i) the Company fails to pay the social insurance premiums for Mr. Tang in accordance with the law; (ii) the Company forces Mr. Tang to work by means of violence or intimidation; or (iii) the Company fails to pay labor remuneration in full and on time or fails to provide the labor protection or working conditions as agreed under the agreement.

On May 18, 2010, the Company entered into a new employment agreement with Ms. Zhang to employ her as CFO for a term from January 1, 2010 to January 1, 2012, pursuant to which we have agreed to pay her HKD70,000 ($9,091) per month (or HKD840,000 ($109,092) per year) and additional share-based compensation based upon its 2010 financial performance (see Note 22).

In 2011, the Board of Directors authorized and approved to increase Ms. Zhang’s annual salary from US$109,092 to US$160,000 starting from January 6, 2011.

The agreement may be terminated upon mutual agreement between the Company and Ms. Zhang in writing.  In addition, the Company shall have right to unilaterally terminate the agreement under certain circumstances, including, among other things, (i) serious violations of the labor laws or the rules or regulations of the Company; (ii) causing serious damage to the interests of the Company; or (iii) Ms. Zhang is criminally prosecuted under the law.

The Company may terminate the agreement by serving 30 days’ prior written notice to Ms. Zhang or giving Ms. Zhang one month’s salary in lieu of notice in any one of the following circumstances: (i) where Ms. Zhang, after undergoing a legally prescribed period of medical treatment and recuperation for an illness or a non-work-related injury, remains unable to carry out her job responsibilities; (ii) where Ms. Zhang is unable to fulfill the duties of her position to the standards required under the terms of the agreement; or (iii) where the agreement cannot be performed due to any major changes of any objective circumstances, which includes, but is not limited to, a merger of the Company into another business entity, or sale or transfer by the Company of substantial portion of the assets it owns to third parties, a material adjustment in operative policy, or a declaration of bankruptcy, dissolution or liquation by the Company.

Ms. Zhang may terminate the agreement during the term upon 30 days prior written notice to the Company.  In addition, Ms. Zhang may terminate the agreement in certain circumstances, including if (i) the Company fails to pay the social insurance premiums for Ms. Zhang in accordance with the law; (ii) the Company forces Ms. Zhang to work by means of violence or intimidation; or (iii) the Company fails to pay labor remuneration in full and on time or fails to provide the labor protection or working conditions as agreed under the agreement.

e.	Distribution agreements

During 2010, the Company entered into separate distribution agreements with three government-owned hospitals, each for a term of three years, pursuant to which the hospitals agreed to further increase our business with them ranging from 30% to 95% of their respective purchase plans for our drugs. We agreed to use our best efforts to fulfill the orders by distributing the drugs under the statutory requirement of the mandated collective tender plan.

During 2011, the Company entered into separate distribution agreements with another three government-owned hospitals for a term of three years, pursuant to which the hospitals agreed to further increase the Company’s business with them from 30% to 40% of their respective purchase plans for its drugs.

In addition to the existing deposits of RMB 23,000,000 ($3,613,760) paid in 2010, the Company made additional deposits totaling RMB 22,000,000 ($3,456,640) for the security of these new distribution agreements entered in 2011. These hospitals are required to repay the deposit amounts in full when the agreements expire or when terminated, which may be done only under certain circumstances. The Company entered into such agreements to pursue relationships with these large hospitals in order to achieve a higher share of these customers’ purchases.

For the years ended December 31, 2011 and 2010, net sales from these government-owned hospital customers was approximately $38,567,000 and $19,074,000, respectively.

Convertible redeemable preferred stock	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Convertible Redeemable Preferred Stock [Abstract]
Convertible Redeemable Preferred Stock

16.	Convertible Redeemable Preferred Stock

On January 18, 2011, the Company entered into a Series A Convertible Preferred Shares Purchase Agreement (the “Purchase Agreement”) with Milestone Longcheng Limited (“Milestone”) pursuant to which Milestone at February 28, 2011 purchased 9,375,000 shares of the Company’s Series A Convertible Preferred Shares, par value $.001 per share (the “Preferred Shares”), for an aggregate purchase price of $30,000,000.  The Preferred Shares carry a dividend of 5% and are convertible initially into an equal number of shares of our Common Stock at an initial conversion price of $3.20 per share.

Upon the consummation of a qualified public offering (as defined in the Purchase Agreement) in which the sale price of the Preferred Shares exceeds the product of 2.0 multiplied by the initial conversion price (as adjusted from time to time as provided in the Purchase Agreement), without the payment of additional consideration thereof, all the Preferred Shares shall be automatically converted into Conversion Shares at the then applicable Conversion Rate.

The holders of the Preferred shares may require the Company to redeem all or any portion of the outstanding Preferred Shares upon the occurrence of certain events, including: (a) any change of control of the Company; (b) any substantial asset sale; (c) any consolidation or merger  or acquisition or sale of voting securities of the Company resulting in the holders of the issued and outstanding voting securities of the Company immediately prior to such transaction beneficially owning or controlling less than a majority of the voting securities of the continuing or surviving entity immediately following such transaction; (d) any tender offer, exchange offer or repurchase offer for any common shares; (e) cessation of listing of the common shares (or equity securities of an entity that holds all or substantially all the share capital of the Company) on an internationally recognized exchange; (f) it has been three years since the issue date; (g) cessation of provision of services by Mr. Huitian Tang to the Company or any of its Subsidiaries by reason of resignation, discharge, death, disability, retirement or otherwise.

The redemption price to be paid by the Company for such required redemptions shall be equal to an amount necessary to provide an annual return of fifteen percent (15%) compounded annually on the stated value of the Preferred Shares for the period commencing on February 28, 2011 and ending on the applicable redemption date.  The redemption price shall take into account and be credited with any dividends paid during such period.

The conversion price shall be subject to adjustment as follows if any of the events listed below occur prior to the conversion of any Preferred Shares being converted:

(a)
In the event the Company pays a dividend or makes a distribution on its common shares in common shares, subdivides or reclassifies its outstanding common shares into a greater number of shares, or  consolidates or reclassifies its outstanding common shares into a smaller number of shares, the conversion price in effect immediately prior to such event shall be adjusted so that the holders of the Preferred Shares thereafter converted shall be entitled to receive the number of common shares of the Company which they would have owned or have been entitled to receive after the occurrence of such event had the Preferred Shares been converted immediately prior to the occurrence of such event.

(b)
In the event the Company issues common shares, issues rights, options or warrants to subscribe for or purchase common shares, or issues or sells other rights for common shares or securities whether or not convertible or exchangeable into common shares  for a consideration per share less than the then effective conversion price on the date the Company issues or sells such  securities, then in each such case the conversion price in effect immediately prior to the issuance of such securities shall be reduced, concurrently with the issue of such securities, to the price appropriately readjusted.

(c)
In the event the Company’s net income after tax under U.S. GAAP, but excluding the effects of extraordinary gains, and non-cash expenses relating to options and warrants, and qualified public offering related expenses as and when expensed in the Company’s audited annual financial statements for the twelve-month period ending December 31, 2011, and prepared on a pro forma basis, is less than US$31,200,000, the conversion price shall be adjusted, effective on the date of the issuance of the 2011 annual audited financial statements.

(d)
In the event the Company distributes to all holders of its common shares any share capital of the Company (other than common shares) or evidences of indebtedness or cash or other assets (excluding regular cash dividends or distributions paid from retained earnings of the Company and dividends or distributions referred to in (a) above) or rights, options or warrants to subscribe for or purchase any of its securities (excluding those referred to in (b) above) then, in each such case, the conversion price shall be adjusted.

(e)
In the event any securities of the Company (other than Preferred Shares) , are amended or otherwise modified by operation of their terms or otherwise in any manner whatsoever that results in the reduction of the exercise, conversion or exchange price of such securities payable upon the exercise for, or conversion or exchange into, common shares or other securities exercisable for, or convertible or exchangeable into, common shares and/or such securities becoming exercisable for, or convertible or exchangeable into more shares or a greater amount of such securities which are, in turn exercisable for, or convertible or exchangeable into, common shares, or more common shares, then such amendment or modification shall be treated as if the securities which have been amended or modified have been terminated and new securities have been issued with the amended or modified terms for purposes of Section (b) above.

We classify the Preferred Shares as temporary equity in accordance with ASR 268 (Securities and Exchange Commission, Financial Reporting Codification, Section No. 211,  Redeemable Preferred Stocks)  because the Preferred Shares contain a conditional obligation that may require us, at the option of the holders, to redeem some or all of these shares by transferring our assets upon the occurrence of certain events that are not solely within the control of the Company.

The initial fair value of the Preferred Shares was $29,495,866 representing the transaction price of $30,000,000, in accordance with the FASB ASC 820-10-30-3, less related issue costs of $504,134.

We evaluated the economic characteristics and risks of the conversion feature as an embedded derivative and determined such economic characteristics and risks are clearly and closely related to the host contract.  Therefore, the conversion feature does not meet the requirements of FASB ASC 815-15-25-1.a. for bifurcation and separate fair value accounting.

The Company has elected to adjust the carrying amount of the Preferred Shares at each reporting date by applying periodic accretions, using the interest method, so that the carrying amount will be equal to the possible redemption amount at the earliest determinable redemption date of February 28, 2014.  As of September 30, 2012, such accretion amount was $3,782,283 resulting in a carrying amount for the Preferred Shares of $35,668,186 at that date after the payment of dividend of $1,500,000.

20.	Convertible redeemable preferred stock

On January 18, 2011, the Company entered into a Series A Convertible Preferred Shares Purchase Agreement (the “Purchase Agreement”) with Milestone Longcheng Limited (“Milestone”) pursuant to which Milestone at February 28, 2011 purchased 9,375,000 shares of the Company’s Series A Convertible Preferred Shares, par value $.001 per share (the “Preferred Shares”), for an aggregate purchase price of $30,000,000.  The Preferred Shares carry a dividend of 5% and are convertible initially into an equal number of shares of our Common Stock at an initial conversion price of $3.20 per share.

Upon the consummation of a qualified public offering (as defined in the Purchase Agreement) in which the sale price of the Preferred Shares exceeds the product of 2.0 multiplied by the initial conversion price (as adjusted from time to time as provided in the Purchase Agreement), without the payment of additional consideration thereof, all the Preferred Shares shall be automatically converted into Conversion Shares at the then applicable Conversion Rate.

The holders of the Preferred shares may require the Company to redeem all or any portion of the outstanding Preferred Shares upon the occurrence of certain events, including: (a) any change of control of the Company; (b) any substantial asset sale; (c) any consolidation or merger  or acquisition or sale of voting securities of the Company resulting in the holders of the issued and outstanding voting securities of the Company immediately prior to such transaction beneficially owning or controlling less than a majority of the voting securities of the continuing or surviving entity immediately following such transaction; (d) any tender offer, exchange offer or repurchase offer for any common shares; (e) cessation of listing of the common shares (or equity securities of an entity that holds all or substantially all the share capital of the Company) on an internationally recognized exchange; (f) it has been three years since the issue date; (g) cessation of provision of services by Mr. Huitian Tang to the Company or any of its Subsidiaries by reason of resignation, discharge, death, disability, retirement or otherwise.

The redemption price to be paid by the Company for such required redemptions shall be equal to an amount necessary to provide an annual return of fifteen percent (15%) compounded annually on the stated value of the Preferred Shares for the period commencing on February 28, 2011 and ending on the applicable redemption date.  The redemption price shall take into account and be credited with any dividends paid during such period.

The conversion price shall be subject to adjustment as follows if any of the events listed below occur prior to the conversion of any Preferred Shares being converted:

(a)
In the event the Company pays a dividend or makes a distribution on its common shares in common shares, subdivides or reclassifies its outstanding common shares into a greater number of shares, or  consolidates or reclassifies its outstanding common shares into a smaller number of shares, the conversion price in effect immediately prior to such event shall be adjusted so that the holders of the Preferred Shares thereafter converted shall be entitled to receive the number of common shares of the Company which they would have owned or have been entitled to receive after the occurrence of such event had the Preferred Shares been converted immediately prior to the occurrence of such event.

(b)
In the event the Company issues common shares, issues rights, options or warrants to subscribe for or purchase common shares, or issues or sells other rights for common shares or securities whether or not convertible or exchangeable into common shares  for a consideration per share less than the then effective conversion price on the date the Company issues or sells such  securities, then in each such case the conversion price in effect immediately prior to the issuance of such securities shall be reduced, concurrently with the issue of such securities, to the price appropriately readjusted.

(c)
In the event the Company’s net income after tax under U.S. GAAP, but excluding the effects of extraordinary gains, and non-cash expenses relating to options and warrants, and qualified public offering related expenses as and when expensed in the Company’s audited annual financial statements for the twelve-month period ending December 31, 2011, and prepared on a pro forma basis, is less than US$31,200,000, the conversion price shall be adjusted, effective on the date of the issuance of the 2011 annual audited financial statements.

(d)
In the event the Company distributes to all holders of its common shares any share capital of the Company (other than common shares) or evidences of indebtedness or cash or other assets (excluding regular cash dividends or distributions paid from retained earnings of the Company and dividends or distributions referred to in (a) above) or rights, options or warrants to subscribe for or purchase any of its securities (excluding those referred to in (b) above) then, in each such case, the conversion price shall be adjusted.

(e)
In the event any securities of the Company (other than Preferred Shares) , are amended or otherwise modified by operation of their terms or otherwise in any manner whatsoever that results in the reduction of the exercise, conversion or exchange price of such securities payable upon the exercise for, or conversion or exchange into, common shares or other securities exercisable for, or convertible or exchangeable into, common shares and/or such securities becoming exercisable for, or convertible or exchangeable into more shares or a greater amount of such securities which are, in turn exercisable for, or convertible or exchangeable into, common shares, or more common shares, then such amendment or modification shall be treated as if the securities which have been amended or modified have been terminated and new securities have been issued with the amended or modified terms for purposes of Section (b) above.

We classify the Preferred Shares as temporary equity in accordance with ASR 268 (Securities and Exchange Commission, Financial Reporting Codification, Section No. 211, Redeemable Preferred Stocks) because the Preferred Shares contain a conditional obligation that may require us, at the option of the holders, to redeem some or all of these shares by transferring our assets upon the occurrence of certain events that are not solely within the control of the Company.

The initial fair value of the Preferred Shares was $29,495,866 representing the transaction price of $30,000,000, in accordance with the FASB ASC 820-10-30-3, less related issue costs of $504,134.

We evaluated the economic characteristics and risks of the conversion feature as an embedded derivative and determined such economic characteristics and risks are clearly and closely related to the host contract.  Therefore, the conversion feature does not meet the requirements of FASB ASC 815-15-25-1.a. for bifurcation and separate fair value accounting.

The Company has elected to adjust the carrying amount of the Preferred Shares at each reporting date by applying periodic accretions, using the interest method, so that the carrying amount will be equal to the possible redemption amount at the earliest determinable redemption date of February 28, 2014.  As of December 31, 2011, such accretion amount was $3,890,037 resulting in a carrying amount for the Preferred Shares of $33,385,903 at that date.

Statutory and other reserves	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Statutory and Other Reserves [Abstract]
Statutory and Other Reserves

17.      Statutory and other reserves

Under PRC regulations, Liuzhou BCT, BCT Retail, BCT Jian Kang Chan Ye and Hefeng Pharmaceutical may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP.  In addition, these companies are required to set aside at least 10% of their after-tax net profits each year, if any, to fund the statutory reserves until the balance of the reserves reaches 50% of their registered capital.  The statutory reserves can be used to make up cumulative prior year losses and are not distributable in the form of cash dividends.

21	Statutory and other reserves

Under PRC regulations, Liuzhou BCT, BCT Retail and Hefeng Pharmaceutical may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP.  In addition, these companies are required to set aside at least 10% of their after-tax net profits each year, if any, to fund the statutory reserves until the balance of the reserves reaches 50% of their registered capital.  The statutory reserves can be used to make up cumulative prior year losses and are not distributable in the form of cash dividends.

Stock option arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Option Arrangements [Abstract]
Stock Option Arrangements

18.      Stock option arrangements

On June 27, 2010, we adopted the China BCT Pharmacy Group, Inc. 2010 Omnibus Securities and Incentive Plan (the “Plan”) for the benefit of our employees, nonemployee directors and consultants and the employees, nonemployee directors and consultants of its affiliates, for purposes of assisting us to attract, retain and provide incentives to key management employees and nonemployee directors, and consultants of ours and   our affiliates, and to align the interests of such individuals with those of our stockholders.  Accordingly, the Plan provides for the granting of distribution equivalent rights, incentive stock options, non-qualified stock options, performance share awards, performance unit awards, restricted stock awards, restricted stock unit awards, stock appreciation rights, tandem stock appreciation rights, unrestricted stock awards or any combination of the foregoing, as may be best suited to the circumstances of the particular employee, director or consultant as provided in the Plan.

As of September 30, 2012, we have 4,795,000 options that are exercisable or may become exercisable for shares of our common stock issued and outstanding.  The Plan is more fully described in note 22 to the Consolidated Financial Statements in the Company’s 2011 Annual Report on Form 10-K.

There were no options granted with exercise prices below the market value of the stock at the grant date.  All outstanding options at September 30, 2012 had no intrinsic value because the Company’s stock price was either equal or lower than all option exercise prices.  Fair values were estimated using the Binominal tree option-pricing model.  During the nine months ended September 30, 2012, there was no option granted, exercised or forfeited.  The weighted average exercise price of the options is $2.48 as of September 30, 2012.  A summary of the Company’s stock options issued and outstanding as of September 30, 2012, is presented below:

	Number of options	Exercise Price	Weighed Average Remaining life
Stock option granted and outstanding	3,660,000	$2	9.2
Stock option granted and outstanding	1,120,000	4	7.8
Stock option granted and outstanding	15,000	5	7.9
Total: Exercisable at September 30, 2012	4,795,000	$2.48	8.88

22.	Stock option arrangements

On June 27, 2010, we adopted the China BCT Pharmacy Group, Inc. 2010 Omnibus Securities and Incentive Plan (the “Plan”) for the benefit of our employees, nonemployee directors and consultants and the employees, nonemployee directors and consultants of its affiliates, for purposes of assisting us to attract, retain and provide incentives to key management employees and nonemployee directors, and consultants of ours and our affiliates, and to align the interests of such individuals with those of our stockholders. Accordingly, the Plan provides for the granting of distribution equivalent rights, incentive stock options, non-qualified stock options, performance share awards, performance unit awards, restricted stock awards, restricted stock unit awards, stock appreciation rights, tandem stock appreciation rights, unrestricted stock awards or any combination of the foregoing, as may be best suited to the circumstances of the particular employee, director or consultant as provided in the Plan.

On June 27, 2010, we granted options under the Plan to two executive employees. The options vest and become exercisable with respect to all of the shares only if our after-tax net income for fiscal 2010 equals at least U.S. $26,000,000 (excluding any non-cash expenses) (the “2010 Income Target”), determined on the basis of our audited financial statements for our 2010 fiscal year, as confirmed by our independent auditor in their report on said financial statements (the “Audit Report”).  If the 2010 Income Target is met, the options shall vest and become exercisable on the date on which the Audit Report is dated, and if the options do not become exercisable due to the failure to meet the 2010 Income Target, the option shall terminate on the date on which the Audit Report is dated.

On July 16, 2010, we entered into separate stock option agreements with each of our three independent directors, Messrs. Lee, Choi and Chiu, which agreements provide for the grant to each such individual of an option to purchase 10,000 shares of our common stock at an exercise price of $4.00 per share.  Each option vests and becomes exercisable with respect to all of the shares on June 6, 2011.  The exercise price of each option may be paid for in cash or by cancellation of existing shares of our common stock held by the independent directors. Each option terminates on the earlier of (i) July 16, 2015 or (ii) the date as of which the option has been fully exercised.

August 18, 2010, we entered into separate stock agreements with two senior staff, which agreements provide for the grant to each such individual of an option to purchase 10,000 and 5,000 shares separately of our common stock at an exercise price of $5.00 per share. Each option vests and becomes exercisable on January 1, 2012 so as they are employed by the company as of December 31, 2011.

On December 19, 2011, we entered into separate stock option agreements with two executive employees, Mr. Tang and Ms. Zhang, and three independent directors, Messrs. Lee, Choi and Chiu, which agreements provide for the grant to the two executive employees of an option to purchase 1,245,000, 830,000 and each of 10,000 for three independent directors of the shares of our common stock at an exercise price of $2.00 per share.  25% of such options shall vest and become exercisable on June 30, 2013, the second 25% of such options shall vest and become exercisable on December 31, 2013, the third 25% of such options shall vest and become exercisable on June 30, 2014 and the remaining 25% of such options shall vest and become exercisable on December 31, 2014, The vesting schedule requires continued employment and/or director’s services through each applicable vesting date as a condition to the vesting of the applicable installment of such options.

On December 19, 2011, we entered into separate stock option agreements with two senior staff, which agreements provide for the grant to the two senior staff to 30,000 shares of our common stock at an exercise price of $2.00 per share.  25% of such options shall vest and become exercisable on June 30, 2013, the second 25% of such options shall vest and become exercisable on December 31, 2013, the third 25% of such options shall vest and become exercisable on June 30, 2014 and the remaining 25% of such options shall vest and become exercisable on December 31, 2014, The vesting schedule requires continued employment’s services through each applicable vesting date as a condition to the vesting of the applicable installment of such options.

Instead of the China BCT Pharmacy Group, Inc. 2010 Omnibus Securities and Incentive Plan (the “Plan”) the Board also has the authority to grant options that are not under the Plan and under that certain Series A Convertible Preferred Shares Purchase Agreement with Milestone Longcheng Limited (the “Milestone”) dated January 18, 2011, as amended, has committed to grant a number of options upon the seating of a director designated by Milestone and such director was seated on March 17, 2011.

Accordingly, on December 19, 2011, the Company granted options to two executive employees. Agreements provide the grant to both individuals of an option to purchase 762,500 shares each of our common stock at an exercise price of $2.00 per share.  50% of such options shall vest and become exercisable immediately and the remaining 50% of such options shall vest and become exercisable on December 31, 2012.

The fair value of options granted to the two executive employees pursuant to the Plan at the date of grant, June 27, 2010 was $1,774,440. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of June 27, 2010 were: 0% dividend yield, expected volatility of 30%, risk-free interest rate of 4.78% and expected lives of ten years. The Company expensed $565,763 in share-based compensation for the year ended December 31, 2011 upon the achievement of 2010 Income Target (2010: $1,208,677).

The fair value of options granted to the three independent directors at the date of grant, July 16, 2010 was $41,010 and was expensed in share-based compensation for the year ended December 31, 2010. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of July 16, 2010 were: 0% dividend yield, expected volatility of 41.8%, risk-free interest rate of 3.427% and expected lives of ten years.

The fair value of options granted to the two senior staff at the date of grant, August 20, 2010 was $15,365. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of August18, 2010 were: 0% dividend yield, expected volatility of 51.31%, risk-free interest rate of 2.46% and expected lives of 5 years. The Company expensed $11,194 and $4,171 in share-based compensation for the years ended December 31, 2011 and 2010 over the requisite service period ended December 31, 2011 for both options.

The fair value of options granted to the two executive employees and three independent directors pursuant to the Plan at the date of grant at December 19, 2011 was $1,405,976. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of December 19, 2011 were: 0% dividend yield, expected volatility of 44.38%, risk-free interest rate of 1.97% and expected lives of ten years. The Company expensed $49,871 in share-based compensation for the year ended December 31, 2011 and the remaining compensation cost of $1,356,105 related to non-vested awards will be recognized over the implied remaining requisite service period of January 1, 2012 through December 31, 2014 for options.

The fair value of options granted to the two senior staff pursuant to the Plan at the date of grant at December 19, 2011 was $19,047. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of December 19, 2011 were: 0% dividend yield, expected volatility of 44.38%, risk-free interest rate of 1.97% and expected lives of ten years. The Company expensed $673 in share-based compensation for the year ended December 31, 2011 and the remaining compensation cost of $18,374 related to non-vested awards will be recognized over the implied remaining requisite service period of January 1, 2012 through December 31, 2014 for options.

The fair value of options granted to the two executive employees other than the Plan at the date of grant was $1,012,854 and was expensed in share-based compensation for the year ended December 31, 2011. Fair values were estimated using the binominal model. The assumptions that were used to calculate fair value of stock options as of December 19, 2011 were: 0% dividend yield, expected volatility of 44.38%, risk-free interest rate of 1.97% and expected lives of ten years.

The company expensed the above options in share-based compensation included in administrative expense in the amount of $1,640,355 and $1,253,858 for the years ended December 31, 2011 and 2010, respectively.

There were no options granted with exercise prices below the market value of the stock at the grant date.  All outstanding options at December 31, 2011 had no intrinsic value because the Company’s stock price was lower than all option exercise prices.  A summary of the Company’s stock options issued and outstanding as of and for the year ended December 31, 2011, is presented below:

	Number of options	Exercise Price

Stock options granted and outstanding	3,660,000	$2.00
Stock options granted and outstanding	15,000	$5.00
Stock options granted and outstanding	1,110,000	$4.00

Defined contribution plan	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Defined Contribution Plan [Abstract]
Defined Contribution Plan

19.      Defined contribution plan

Pursuant to the relevant PRC regulations, the Company is required to make contributions at a rate of 30.5% to employees’ salaries and wages to a defined contribution retirement plan organized by a state-sponsored social insurance plan in respect of the retirement benefits for the Company’s employees in the PRC.  The only obligation of the Company with respect to the retirement plan is to make the required contributions under the plan.  No forfeited contribution is available to reduce the contribution payable in the future years.  The defined contribution plan contributions were charged to the consolidated statements of income.  The Company contributed $991,124 and $444,819 for the nine months ended September 30, 2012 and 2011, respectively.

23.	Defined contribution plan

Pursuant to the relevant PRC regulations, the Company is required to make contributions at a rate of 30.5% to employees’ salaries and wages to a defined contribution retirement plan organized by a state-sponsored social insurance plan in respect of the retirement benefits for the Company’s employees in the PRC.  The only obligation of the Company with respect to the retirement plan is to make the required contributions under the plan.  No forfeited contribution is available to reduce the contribution payable in the future years.  The defined contribution plan contributions were charged to the consolidated statements of income. The Company contributed $719,873 and $883,118 for the years ended December 31, 2011 and 2010, respectively.

Segment information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
Segment Information

20.      Segment information

The Company uses the “management approach” in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.  Management, including the chief operating decision maker, reviews operating results solely by monthly revenue of pharmaceutical distribution, retail pharmacy and manufacturing sectors and operating results of the Company.  The Company has determined that it has three operating segments as defined by FASB ASC 280, “Segments Reporting” Pharmaceutical distribution, retail pharmacy and manufacturing.
	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Sales revenue
Pharmaceutical distribution	$38,609,852	$50,220,352	$135,377,511	$141,964,773
Retail pharmacy	13,529,595	13,701,532	41,383,587	39,402,465
Manufacturing	3,263,322	3,558,828	10,984,990	9,832,462

	$55,402,769	$67,480,712	$187,746,088	$191,199,700

	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Operating income
Pharmaceutical distribution	$2,565,395	$8,013,752	$15,092,343	$22,341,918
Retail pharmacy	2,156,834	2,429,885	7,382,208	6,703,134
Manufacturing	1,381,837	1,914,598	4,896,750	5,159,472

	$6,104,066	$12,358,235	$27,371,301	$34,204,524

	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Depreciation and amortization expenses
Pharmaceutical distribution	$189,193	$231,456	$554,334	$523,562
Retail pharmacy	71,070	58,217	250,775	147,813
Manufacturing	161,523	158,936	429,660	470,312

	$421,786	$448,609	$1,234,769	$1,141,687

	September 30,	December 31,
	2012	2011

Assets
Pharmaceutical distribution	$196,529,994	$164,525,782
Retail pharmacy	16,778,459	21,748,464
Manufacturing	20,245,088	19,389,356

	$233,553,541	$205,663,602

A reconciliation is provided for unallocated amounts relating to corporate operations which is not included in the segment information.

	Three months ended		Nine months ended
	September 30,		September 30,
	(Unaudited)		(Unaudited)
	2012	2011	2012	2011

Total consolidated revenue	$55,402,769	$67,480,712	$187,746,088	$191,199,700

Total profit for reportable
segments	$6,104,066	$12,358,235	$27,371,301	$34,204,524
Unallocated amounts relating to
operations:
Change in fair value of warrant liabilities	53,418	391,652	190,871	967,696
Share-based compensation	(166,006)	(2,822)	(471,452)	(574,136)
Other income	1,029	(914)	106,561	71,133
Interest income	2,710	11,079	12,269	32,787
Other general expenses	(314,881)	(133,500)	(946,234)	(1,497,143)
Finance costs	(229)	(351)	(1,003)	(1,536)

Income before income taxes	$5,680,107	$12,623,379	$26,262,313	$33,203,325

	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Assets
Total assets for reportable segments	$233,553,541	$205,663,602
Cash and cash equivalents	3,034,277	6,918,847
	$236,587,818	$212,582,449

All of the Company’s long-lived assets and revenues are located in the PRC and are classified based on the customers.

24.          Segment information

The Company uses the “management approach” in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.  Management, including the chief operating decision maker, reviews the operating results solely by monthly net sales of pharmaceutical distribution, retail pharmacy and manufacturing segments and the operating results of the Company. As such, the Company has determined that the Company has three operating segments as defined by FASB ASC 280, “Segments Reporting”: Pharmaceutical distribution, retail pharmacy and manufacturing.

	Year ended December 31,
	2011	2010

Sales revenue
Pharmaceutical distribution	$190,662,940	$145,390,262
Retail pharmacy	53,266,572	44,593,533
Manufacturing	13,557,626	10,829,465

	$257,487,138	$200,813,260

	Year ended December 31,
	2011	2010

Operating income
Pharmaceutical distribution	$28,895,330	$23,085,979
Retail pharmacy	9,480,261	8,860,674
Manufacturing	7,020,705	5,401,924

	$45,396,296	$37,348,577

	Year ended December 31,
	2011	2010

Depreciation and amortization expenses
Pharmaceutical distribution	$593,284	$543,707
Retail pharmacy	223,356	73,545
Manufacturing	625,671	571,253

	$1,442,311	$1,188,505

	Year ended December 31,
	2011	2010

Assets
Pharmaceutical distribution	$164,525,782	$108,182,966
Retail pharmacy	21,748,464	16,860,112
Manufacturing	19,389,356	16,386,308

	$205,663,602	$141,429,386

A reconciliation is provided for unallocated amounts relating to corporate operations which are not included in the segment information.

	Year ended December 31,
	2011	2010

Total consolidated net sales	$257,487,138	$200,128,260

Total profit for reportable segments	$45,396,296	$37,348,577
Unallocated amounts relating to
operations:
Change in fair value of warrant liabilities	1,082,202	582,226
Interest income	42,146	8
Other income	169,580	212
Share-based compensation	(1,640,355)	(1,253,858)
Provision for registration payment	-	(455,896)
Other general expenses	(2,821,001)	(1,443,464)
Finance costs	(2,038)	(3,107)

Income before income taxes	$42,226,830	$34,774,698

	Year ended December 31,
	2011	2010
Assets

Total assets for reportable segments	$205,663,602	$141,429,386
Cash and cash equivalents	6,918,847	109,650

	$212,582,449	$141,539,036

All of the Company’s long-lived assets and net sales classified based on the customers are located in the PRC.

Related party transactions	12 Months Ended
Dec. 31, 2011
Amounts Due To Directors and Related Party Transactions [Abstract]
Related party transactions
25.	Related party transactions

Apart from the transactions as disclosed elsewhere in these consolidated financial statements, the Company has entered into the following transactions with its related parties:

Sales to related companies of which certain of the Company’s directors had controlling interests.

Name of related companies	Year ended December 31,
	2011	2010

Liucheng Medicine Company	$48,483	$325,881
Guangxi Tianhu Medicine Limited	$642,526	$9,632
Wuxuan Baicaotang Medicine Limited	$4,836	$29,618
Guangxi Liuzhou Baicaotang Medicine Limited, Guigang Branch	$1,065,208	$3,311,379

Subsequent events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
21.	Subsequent events

The Company has evaluated subsequent events through the filing date of this Form 10-Q and has determined that there were no other subsequent events to recognize or disclose in these financial statements.

Summary of significant accounting policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Basis of consolidation

Basis of consolidation
The consolidated financial statements include the accounts of China BCT Pharmacy Group, Inc, and its subsidiaries; Ingenious, Forever Well, Liuzhou BCT, BCT Retail, BCT Jian Kang Chan Ye and Hefeng Pharmaceutical.  All significant inter-company accounts and transactions have been eliminated in consolidation.

Basis of consolidation

The consolidated financial statements include the accounts of China BCT Pharmacy Group., Inc. and its subsidiaries; Ingenious, Forever Well, Liuzhou BCT, BCT Retail and Hefeng Pharmaceutical.  All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of estimates
Use of estimates

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernment entities.  Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of US federal securities laws are also sources of authoritative US GAAP for SEC registrants.  The Company’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions.  The accounts and estimates include, but are not limited to, the valuation of accounts receivable, inventories, warrant liabilities and share-based compensation,   the estimation on useful lives of property, plant and equipment and intangible assets, and goodwill impairment.  Actual results could differ from those estimates.

Use of estimates

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernment entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of US federal securities laws are also sources of authoritative US GAAP for SEC registrants. The Company’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. The accounts and estimates include, but are not limited to, the valuation of accounts receivable and inventories,  the estimation on useful lives of property, plant and equipment and intangible assets, and goodwill impairment.  Actual results could differ from those estimates.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents include all cash, deposits in banks and other highly liquid investments with initial maturities of three months or less.  As of September 30, 2012 and December 31, 2011, the cash and cash equivalents were mainly denominated in Renminbi (“RMB”) and United States dollars placed with banks in the PRC and Hong Kong.  Those denominated in RMB are not freely convertible into foreign currencies, and the remittance of these funds out of the PRC is subject to exchange control restrictions imposed by the PRC government.  The remaining insignificant balance of cash and cash equivalents were denominated in Hong Kong dollars.

Cash and cash equivalents

Cash and cash equivalents include all cash, deposits in banks and other highly liquid investments with initial maturities of three months or less.  As of December 31, 2011 and 2010, cash and cash equivalents were mainly denominated in Renminbi (“RMB”) and United States dollars were placed with banks in the PRC and Hong Kong. For those denominated in RMB, they are not freely convertible into foreign currencies and the remittance of these funds out of the PRC is subject to exchange control restrictions imposed by the PRC government.  The remaining insignificant balance of cash and cash equivalents were denominated in Hong Kong dollars.

Restricted Cash
Restricted Cash

Restricted cash represents amounts set aside by the Company in accordance with the Company’s debt agreements with certain financial institutions.  These cash amounts are designated for the purpose of paying down the principal amounts owed to the financial institutions, and these amounts are held at the same financial institutions with which the Company has debt agreements in the PRC.  Due to the short-term nature of the Company’s debt obligations to these banks, the corresponding restricted cash balances have been classified as current assets in the consolidated financial statements.

Restricted Cash

Restricted cash represents amounts set aside by the Company in accordance with the Company’s debt agreements with certain financial institutions. These cash amounts are designated for the purpose of paying down the principal amounts owed to the financial institutions, and these amounts are held at the same financial institutions with which the Company has debt agreements in the PRC. Due to the short-term nature of the Company’s debt obligations to these banks, the corresponding restricted cash balances have been classified as current assets in the consolidated financial statements.

Allowance for doubtful accounts
Allowance for doubtful accounts

The Company establishes an allowance for doubtful accounts based on management’s assessment of the collectability of accounts receivable.  A considerable amount of judgment is required in assessing the amount of the allowance.  The Company considers the historical level of credit losses of all segments (pharmaceutical distribution, retail pharmacy and manufacturing) and applies percentages to aged receivable categories.  The Company makes judgments about the creditworthiness of each customer based on ongoing credit evaluations, and monitors current economic trends that might impact the level of credit losses in the future.  If the financial condition of the customers were to deteriorate resulting in their inability to make payments, a higher allowance may be required.

Based on the above assessment, during the reporting periods, management establishes the general provisioning policy to make allowance equivalent to 40% of gross amount of accounts receivable due between half and one year and 100% of gross amount of accounts receivable due over 1 year for all segments.  Additional specific provision is made against accounts receivable whenever they are considered to be doubtful.

Bad debts are written off when identified.  The Company extends unsecured credit to customers ranging from three to six months in the normal course of business.  The Company does not accrue interest on accounts receivable.

 Allowance for doubtful accounts

The Company establishes an allowance for doubtful accounts based on management’s assessment of the collectability of accounts receivable. A considerable amount of judgment is required in assessing the amount of the allowance. The Company considers the historical level of credit losses of all segments (pharmaceutical distribution, retail pharmacy and manufacturing) and applies percentages to aged receivable categories. The Company makes judgments about the creditworthiness of each customer based on ongoing credit evaluations, and monitors current economic trends that might impact the level of credit losses in the future. If the financial condition of the customers were to deteriorate resulting in their inability to make payments, a higher allowance may be required.

The Company's general credit sales policy is to provide its customers with credit ranging from one month to six months. Within the period, the Company does not consider the receivables overdue and it does not record any bad debt provision. When sales occur, the Company automatically grants its customers credit for one month to three months. An extended credit period of three to six months may be given upon sales managers’ approvals. Therefore, any receivables within six months do not have any provision for bad debt. Any receivable ranging from six months up to one year, are considered overdue, and will be subject to a bad debt provision of 40%.

As of December 31, 2011, 75% of the Company's accounts receivable was derived from hospitals, community service centers and clinics.  In the PRC, all hospitals and community service centers are owned or controlled by the PRC government.  The Company believes that it is highly unlikely that a liquidation of one of its hospital customers will occur, and that the recovery of debts from hospitals is highly assured. Therefore, it is within the Company's customary practice to grant a longer credit period to those accounts.

Based on the above assessment, management established the general provisioning policy to make allowance equivalent to 40% of gross amount of accounts receivable due between half and one year and 100% of gross amount of accounts receivable due over 1 year.  Additional provisions are made against accounts receivable whenever they are considered doubtful.

Bad debts are written off when identified.  The Company extends unsecured credit to customers ranging from three to six months in the normal course of business. The Company does not accrue interest on accounts receivable.

Historically, losses from uncollectible accounts have not significantly deviated from the general allowance estimated by management and no significant additional bad debts have been written off.  This general provisioning policy has not changed since establishment and management considers that the aforementioned general provisioning policy is adequate and not too excessive and does not expect it to be changed in the near future.

Inventories
Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined on a weighted average basis and includes all expenditures incurred in bringing the goods to a saleable condition.  The Company’s reserve requirements generally fluctuate based on projected inventory demand, market conditions and product life cycles.  In determining the adequate level of inventories to have on hand, management projects inventory demand and compares it to the current or committed inventory levels.  Inventory quantities and expiration dates are regularly reviewed and provisions for excess or obsolete inventory are recorded based on the expiration dates and the Company’s forecast of demand and market conditions.

No provision for excess or obsolete inventory was deemed necessary as of September 30, 2012 and December 31, 2011.

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined on weighted average basis and includes all expenditures incurred in bringing the goods in a saleable condition to the point of sale.   The Company’s inventory reserve requirements generally fluctuate based on projected demands, market conditions and product life cycles. In determining the adequate level of inventories to have on hand, management makes judgments as to the projected inventory demands as compared to the current or committed inventory levels. Inventory quantities and expiration dates are reviewed regularly and provisions for excess or obsolete inventory are recorded based on the expiration dates and the Company’s forecast of future demand and market conditions.

No provision for excess or obsolete inventory was made for the years ended December 31, 2011 and 2010.

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.  Cost includes the purchase price of the asset and other costs incurred to place the asset into service.

Depreciation is computed by using the straight-line method over estimated useful lives.  The principal depreciation rates are as follows:

	Annual rate	Residual value

Buildings	2.54% - 9.84%	Nil - 2%
Plant and machinery	7% - 18.4%	Nil - 10%
Motor vehicles	6% -18.4%	10%
Furniture, fixtures and equipment	6% -18.4%	10%

Construction in progress mainly represents expenditures related to the renovations of retail stores and office expansion.  All direct costs are capitalized as construction in progress.  No depreciation is provided with respect to construction in progress.

Maintenance and repairs are expensed as incurred.  Cost and related accumulated depreciation of property sold or otherwise disposed of are removed from the accounts and any resulting gain or loss is included in operations.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation.  Cost of major improvements are capitalized, and cost of normal repairs and maintenance are expensed as incurred.

Depreciation is computed on the straight-line method over the following estimated useful lives:

	Annual rate	Residual value

Buildings and improvements	2.54% - 9.84%	Nil - 2%
Plant and machinery	7.00% -18.40%	Nil - 10%
Motor vehicles	6.00% -18.40%	10%
Furniture, fixtures and equipment	6.00% -18.40%	10%

Cost and related accumulated depreciation of property sold or otherwise disposed are removed from the accounts, and any resulting gain or loss is included in non-operating income (expense).

Goodwill and intangible assets

Goodwill and intangible assets
The Company applies the provisions of FASB ASC 805, “Goodwill and Intangible Assets”.  Under FASB ASC 805, goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually.

Goodwill, with an indefinite useful life, is stated at cost less any accumulated impairment.

Pharmaceutical licenses, customer contracts, trademarks, technology know-how and patents are stated at cost less accumulated amortization.  Amortization is computed by using the straight-line method over their useful lives as follows:

Pharmaceutical licenses	10 years
Customer contracts, trademarks, technology know-how and patents	1-3 years

Goodwill and other intangible assets

Goodwill represents the excess of the purchase price and other acquisition related costs over the estimated fair value of the net tangible and intangible assets acquired. Under FASB ASC 805, goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. All other intangible assets, pharmaceutical licenses, customer contracts, trademarks, technology know-how and patents, are amortized over their estimated useful lives, which range from one to ten years.

Management assesses potential impairments to intangible assets at least annually, or when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. Judgments regarding the existence of impairment indicators and future cash flows related to intangible assets are based on operational performance of the acquired businesses, market conditions and other factors. During the year ended December 31, 2011, the Company recorded an impairment loss of $37,355.

Land use rights
Land use rights

Land use rights are stated at cost less accumulated amortization.  Amortization is computed by using the straight-line method over the terms of the leases of 40 to 70 years obtained from the relevant PRC land authority.

Land use right

Land use rights are stated at cost less accumulated amortization.  Amortization is computed using the straight-line method over the terms of the leases ranging from forty to seventy years. The leases term are obtained from the relevant PRC land authority.

Impairment of long-lived assets
Impairment of long-lived assets

Long-lived assets are tested for impairment in accordance with FASB ASC 360-10-45 “Impairment or Disposal of Long-Lived Assets.”  The Company periodically evaluates potential impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  The Company recognizes impairment of long-lived assets in the event that the net book value of such assets exceeds the future undiscounted cash flows attributable to such assets.  During the reporting periods, the Company has not identified any indicators that would require testing for impairment.

Impairment of long-lived assets

Long-lived assets are tested for impairment in accordance with FASB ASC 360-10-45 “Impairment or Disposal of Long-Lived Assets”.  The Company periodically evaluates potential impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.  The Company recognizes impairment of long-lived assets in the event that the net book value of such assets exceeds the future undiscounted cash flows attributable to such assets.  During the reporting periods, the Company has not identified any indicators that would require testing for impairment.

Revenue recognition
Revenue recognition

Revenue from the sales of the Company’s products in the pharmaceutical distribution and manufacturing segments is recognized upon customer acceptance.  This occurs at the time of delivery to the customer, provided persuasive evidence of an arrangement exists, such as a signed sales contract.  The significant risks and rewards of ownership are transferred to the customers at the time when the products are delivered and there is no significant post-delivery obligation to the Company.  In addition, the sales price is fixed or determinable and collection is reasonably assured.  The Company does not provide customers with contractual rights of return for products.  When there are significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the terms of each sales agreement with the customer in order to determine whether any significant post-delivery performance obligations exist.  Currently, sales under both the pharmaceutical distribution and manufacturing segments do not include any terms which may impose any significant post-delivery performance obligations on the Company.

Revenue from sales of the Company’s products in the retail pharmacy segment is recognized upon customer acceptance.  This occurs at the time when the product is purchased by the retail customers at the Company’s retail stores, and there is no significant post-delivery obligation, and collection is reasonably assured.  The Company does not have a return policy allowing customers to return the products sold.  When there are any significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the rules and regulations relating to the retail sales of drugs in the PRC in order to determine whether any significant post-delivery performance obligations exist.  Currently, the rules and regulations relating to the retail sales of drugs in the PRC do not include any provisions which may impose significant post-delivery performance obligations on the Company.

Revenue from the sales of the Company’s product represents the invoiced value of goods, net of the value-added tax (VAT).  All of the Company’s products sold in the PRC are subject to a Chinese value-added tax at a rate of 17 percent of the gross sales price.  This VAT may be offset by the VAT paid by the Company on raw and other materials that are included in the cost of producing the Company’s finished products.

Revenue recognition

Revenue from sales of the Company’s products in both pharmaceutical distribution and manufacturing segments is recognized upon customer acceptance. This occurs at the time of delivery to the customer, provided persuasive evidence of an arrangement exists, such as a signed sales contract. The significant risks and rewards of ownership are transferred to the customer at the time when the products are delivered and there is no significant post-delivery obligation to the Company. In addition, the sales price is fixed or determinable and the collection is reasonably assured.  The Company does not provide its customers with contractual rights of return for products.  When there are significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the terms of the sales agreement with its customers in order to determine whether any significant post-delivery performance obligations exist.  Currently sales under both pharmaceutical distribution and manufacturing segments do not include any terms which may impose any significant post-delivery performance obligations on the Company.

Revenue from sales of the Company’s products in its retail segment is recognized upon customer acceptance. This occurs at the time when the product is purchased by the customers at company-owned retail stores, and there is no significant post-delivery obligation, and collection is reasonably assured.  The Company does not have a return policy allowing customers to return the products sold.   When there are any significant post-delivery performance obligations, revenue is recognized only after such obligations are fulfilled.  The Company evaluates the rules and regulations relating to the retail sales of drugs in the PRC in order to determine whether any significant post-delivery performance obligations exist.  Currently, the rules and regulations relating to the retail sales of drugs in the PRC do not include any provisions which may impose significant post-delivery performance obligations on the Company.

Revenue from the sales of the Company’s products represents the invoiced value of goods, net of the value-added tax (“VAT”). All of the Company’s products that are sold in the PRC are subject to the Chinese value-added tax at a rate of 17 percent of the gross sales price. This VAT collected on sales may be offset by the VAT paid on purchases of raw and other materials that are included in the cost of producing the Company’s finished products.

Advertising, research and development expenses	Advertising, research and development expenses Advertising and research and development expenses are expensed as incurred.	Advertising, research and development expenses Advertising and research and development expenses are expensed as incurred.
Retirement benefit costs
Retirement benefit costs

Liuzhou BCT adopted a retirement plan to provide for eligible employees who were hired prior to April 23, 2002.  These eligible employees are entitled to receive certain amounts upon termination or retirement from the Company.  The amounts are based on the employee’s years of service in Liuzhou BCT up to April 23, 2002.  The obligation for retirement benefit costs is recorded at the present value of the cost that is expected to settle the obligation.  Employees hired after April 23, 2002 are not entitled to participate in this retirement plan.

Retirement benefit costs

Liuzhou BCT adopted a retirement plan to provide eligible employees who were hired prior to April 23, 2002.  These eligible employees are entitled to receive certain amounts of retirement benefits upon termination or retirement from the Company.  The amounts are based on the employees’ years of service in Liuzhou BCT up to April 23, 2002.  The obligation for retirement benefit costs is recorded at the present value of the cost that is expected to settle the obligation and is recognized when the retirement plan is approved.  The employees hired after April 23, 2002 are not entitled to this retirement plan.

As of December 31, 2011, the discount rate of 7.73% (2010: 5.81%), which represented the Company’s weighted average borrowing rate of Renminbi loans in the PRC, was adopted to calculate the present value of retirement benefits cost.  An analysis of the provision for retirement benefit costs for the years ended December 31, 2011 and 2010 is as follows:

	As of December 31,
	2011	2010

Balance at beginning of year	$247,175	$260,478
Imputed interest	17,117	17,591
Payments	(48,984)	(39,639)
Translation adjustments	8,914	8,745
Balance at end of year	$224,222	$247,175

Shipping and handling costs	Shipping and handling costs Shipping and handling costs are expensed as incurred and are included in selling expenses.
Shipping and handling costs

Shipping and handling costs of $842,878 and $679,185 for the years ended December 31, 2011 and 2010, respectively, are expensed as incurred and are included in selling expenses.

Vendor allowances
Vendor allowances

The Company receives allowances from certain vendors.  These allowances are received for a variety of buying activities, such as volume purchase allowance associated with vendor programs.  Consideration received from a vendor is a reduction in the cost of the inventory and is recognized as a reduction in the cost of sales.  The Company also receives promotional allowance funds for specific vendor-sponsored programs per the applicable agreements.  These potential allowance funds are recognized as a reduction in the cost of sales as the program occurs.

Vendor allowances

The Company receives allowances from certain vendors.  These allowances are received for a variety of buying activities such as the volume purchase allowance associated with the vendor programs.  Consideration received from a vendor is a reduction in the cost of the inventory and is recognized as a reduction in the cost of goods sold.  The Company also receives promotional allowance funds for specific vendor-sponsored programs per the applicable agreements. These promotional allowance funds are recognized as a reduction in the cost of goods sold as the program occurs.

Store opening costs	Store opening costs Costs incurred with retail store start-up costs, such as travel for recruitments, training and setup of new store openings are expensed as incurred.	Store opening costs Costs incurred in connection with store start-up, such as travel for recruitment, training and setup for new store openings costs are expensed as incurred.
Income taxes
Income taxes

The Company uses the asset and liability method of accounting for income taxes pursuant to FASB ASC 740 "Income Taxes”.  Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and loss carry forwards and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Income taxes

The Company uses the asset and liability method of accounting for income taxes pursuant to FASB ASC 740 "Income Taxes”.  Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and loss carry forwards and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Dividends	Dividends Dividends are recorded in the Company’s financial statements in the period when they are declared.	Dividends Dividends are recorded in the Company’s financial statements in the period in which they are declared.
Off-balance sheet arrangements	Off-balance sheet arrangements The Company does not have any off-balance sheet arrangements.	Off-balance sheet arrangements The Company does not have any off-balance sheet arrangements.
Registration payment arrangement
Registration payment arrangement

Contingent obligations to make future payments or otherwise transfer consideration under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement, are separately recognized and measured when they are probable and reasonably estimable.

Comprehensive income
Comprehensive income

The Company has adopted FASB ASC 220, “Comprehensive Income”, which establishes standards for reporting and display of comprehensive income (loss), its components and accumulated balances.  Components of comprehensive income (loss) include net income and foreign currency translation adjustments.

Comprehensive income

The Company has adopted FASB ASC 220, “Comprehensive Income”, which establishes standards for reporting and display of comprehensive income (loss), its components and accumulated balances. Components of comprehensive income (loss) include net income (loss) and foreign currency translation adjustments.

Concentrations of credit risk
Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivable and amounts due from related companies.  As of September 30, 2012 and December 31, 2011, substantially all of the Company’s cash and cash equivalents and restricted cash were held by major financial institutions located in the PRC, which management believes are of high credit standing.  With respect to accounts receivable, the Company extends credit based on an evaluation of the customer’s financial condition. The Company generally does not require collateral for accounts receivable and maintains an allowance for doubtful accounts for accounts receivable.

During the nine months ended September 30, 2012 and 2011, no single customer accounted for 10% or more of the Company’s consolidated sales and no single customer constituted 10% or more of the Company’s accounts receivable.

Concentrations of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents, restricted cash, accounts receivable and amounts due from related companies.  As of December 31, 2011 and 2010, substantially all of the Company’s cash and cash equivalents and restricted cash were held by major financial institutions located in the PRC, which management believes are of high credit standing.  With respect to accounts receivable, the Company extends credit based on an evaluation of the customer’s financial condition.  The Company generally does not require collateral for accounts receivable and maintains an allowance for doubtful accounts of accounts receivable.

During the year ended December 31, 2011 and 2010, no single customer accounted for 10% or more of the Company’s consolidated sales and no single customer constituted 10% or more of the Company’s accounts receivable.

Foreign currency translation
Foreign currency translation

The functional currency of the Company is RMB which is not freely convertible into foreign currencies.  The Company maintains its financial records in the functional currency.  Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date.  Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction.  Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

Assets and liabilities of the Company’s operations are translated into the reporting currency, United States dollars, at the exchange rate in effect at the balance sheet dates.  Revenue and expenses are translated at average rates in effect during the reporting periods.  The resulting translation adjustment is reflected as accumulated other comprehensive income, a separate component of stockholders’ equity in the statement of stockholders’ equity.

Foreign currency translation

The functional currency of the Company is RMB which is not freely convertible into foreign currencies. The Company maintains its financial statements in the functional currency.  Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date.  Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction.  Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

Assets and liabilities of the Company’s operations are translated into the reporting currency, United States dollars, at the exchange rate in effect at the balance sheet dates. Revenue and expenses are translated at average rates in effect during the reporting periods. The resulting translation adjustment is reflected as accumulated other comprehensive income, a separate component of stockholders’ equity in the statement of stockholders’ equity.

Basic and diluted earnings per share
Basic and diluted earnings per share

The Company reports basic earnings per share in accordance with FASB ASC 260, “Earnings Per Share”.  Basic earnings per share is computed using the weighted average number of shares outstanding during the periods presented.  The weighted average number of shares of the Company represents the common stock outstanding during the reporting periods.  Diluted earnings per share is computed using the weighted average number of common shares outstanding during the periods plus the effect of any dilutive securities outstanding during the periods.

Basic and diluted earnings per share

The Company reports basic earnings per share in accordance with FASB ASC 260, “Earnings Per Share”.  Basic earnings per share is computed using the weighted average number of shares outstanding during the reporting period.  The weighted average number of shares of the Company represents the common stock outstanding during the reporting periods.  Diluted earnings per share is computed using the weighted average number of common shares outstanding plus the effect of dilutive securities outstanding during the reporting periods.

Fair value of financial instruments
Fair value of financial instruments

FASB ASC 820 requires the disclosure of the estimated fair value of financial instruments including those financial instruments for which the fair value option was not elected.  The carrying amounts of the financial assets and liabilities approximate their fair values due to short maturities or the applicable interest rates approximate the current market rates.

Fair value of financial instruments

FASB ASC 820 requires the disclosure of the estimated fair value of financial instruments including those financial instruments for which the fair value option was not elected.  The carrying amounts of both financial assets and liabilities approximate their fair values due to short maturities or the applicable interest rates approximate the current market rates.

Recent accounting standards
Recent accounting standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance that provides a consistent definition of fair value and common requirements of and disclosure about fair value between GAAP and International Financial Reporting Standards (“IFRS”). The guidance states the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets. Enhanced disclosure requirements will require companies to disclose quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements for recurring Level 3 fair value measurements. For assets and liabilities not recorded at fair value but where fair value is disclosed, companies must report the level in the fair value hierarchy of assets and liabilities. This new guidance is effective for interim and annual periods beginning January 1, 2012, and the Company does not anticipate a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income(Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 , which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income. ASU 2011-05 will be retroactively effective for the Company in the first quarter of 2012.  Since the Company already presents single continuous statements of income and comprehensive income, this adoption will not have a material effect on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  The Company plans to adopt ASU 2011-08 for its annual goodwill impairment test conducted in fiscal 2012.

Corporate information (Tables)	9 Months Ended
Sep. 30, 2012
Corporate Information [Abstract]
Subsidiary information

		The Company’s
	Place/date of	effective
	incorporation or	ownership	Common stock/	Principal
Company name	establishment	interest	registered capital	activities

Ingenious Paragon Global Limited (“Ingenious”)	British Virgin Islands (“BVI”) / May 29, 2008	100%	Authorized, issued and fully paid 50,000 common shares of $1 par value each	Investment holding

Forever Well Asia Pacific Limited (“Forever Well”)	Hong Kong / January 10, 2008	100%	Authorized, issued and fully paid 10,000 common shares of HK$1 each	Investment holding

Guangxi Liuzhou Baicaotang Medicine Limited (“Liuzhou BCT”)	PRC / April 3, 1986	100%	Registered and fully paid up capital RMB192,478,478	Investment holding and distribution of drugs

Guangxi Liuzhou Baicaotang Medicine (Retail Chain) Limited (“BCT Retail”)	PRC / October 30, 2001	100%	Registered and fully paid up capital RMB3,000,000	Retail sales of drugs

Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited (“BCT Jian Kang Chan Ye”)	PRC/ September 6, 2012	100%	Registered and fully paid up capital RMB500,000	Beauty and massage services

Guangxi Hefeng Pharmaceutical Company Limited (“Hefeng Pharmaceutical”)	PRC / September 18, 2000	100%	Registered and fully paid up capital RMB500,000	Production and sales of drugs

Acquisition (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Summary of the major class of assets acquired and liabilities assumed at the date of acquisition

Cash	$36,502
Accounts receivable	4,737,280
Inventory	751,112
Other current assets (a)	5,724,522
Property, plant and equipment	35,006
Account payables	(1,783,102)
Other current liabilities (b)	(9,501,320)

Net assets acquired	$-

Summary of allocation of the purchase price reflecting the amounts of each major class of assets acquired and liabilities assumed at the date of acquisition
Assets
Inventory	$3,053,859
Furniture, fixtures and equipment, net	2,386,782
VAT Recoverable	144,654
Goodwill	452,449

Net assets acquired	$6,037,744

Cash paid for acquisition	$6,037,744

Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Depreciation on property plant and equipment
	Annual rate	Residual value

Buildings	2.54% - 9.84%	Nil - 2%
Plant and machinery	7% - 18.4%	Nil - 10%
Motor vehicles	6% -18.4%	10%
Furniture, fixtures and equipment	6% -18.4%	10%

	Annual rate	Residual value

Buildings and improvements	2.54% - 9.84%	Nil - 2%
Plant and machinery	7.00% -18.40%	Nil - 10%
Motor vehicles	6.00% -18.40%	10%
Furniture, fixtures and equipment	6.00% -18.40%	10%

Amortization of intangible assets over thier useful life
Pharmaceutical licenses	10 years
Customer contracts, trademarks, technology know-how and patents	1-3 years

Retirement benefit costs

	As of December 31,
	2011	2010

Balance at beginning of year	$247,175	$260,478
Imputed interest	17,117	17,591
Payments	(48,984)	(39,639)
Translation adjustments	8,914	8,745
Balance at end of year	$224,222	$247,175

Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Accounts Receivable
	As of December 31,
	2011	2010

Accounts receivables	$119,010,218	$68,891,244
Less : allowance for doubtful accounts	(604,217)	(226,936)

	$118,406,001	$68,664,308

Allowance for doubtful accounts

	As of December 31,
	2011	2010

Balance at beginning of year	$226,936	$144,397
Allowance for doubtful accounts	367,989	78,068
Translation adjustment	9,292	4,471

Balance at end of year	$604,217	$226,936

Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2011
Other Receivable Prepayments and Deposits [Abstract]
Other receivables prepayments and deposits
	As of December 31,
	2011	2010

Advances to staff	$479,332	$123,500
Prepayments	4,241,956	2,820,372
Other receivables	1,028,768	388,875

	$5,750,056	$3,332,747

Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Summary of inventories
	September 30, 2012	December 31, 2011

Raw materials	$1,362,633	$1,040,582
Work-in-progress	140,220	135,533
Finished goods	17,279,430	13,006,937

	$18,782,283	$14,183,052

	As of December 31,
	2011	2010

Raw materials	$1,040,582	$860,993
Work-in-progress	135,533	160,730
Finished goods	13,006,937	9,755,154

	$14,183,052	$10,776,877

Goodwill and other intangible assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets, Net [Abstract]
Goodwill and other intangible assets
	September 30, 2012	December 31, 2011
Goodwill
Acquisitions of retail stores	$434,280	$432,189
Acquisition of Hefeng	107,968	107,968

Total	$542,248	$540,157

Other intangible assets
Pharmaceutical licenses	$799,197	$799,197
Customer contracts	90,729	90,729
Trademarks, technology know-how, and patents	118,595	118,146
	1,008,521	1,008,072
Accumulated amortization	(568,939)	(503,124)

Net	$439,582	$504,948

	As of December 31,
	2011	2010

Goodwill
Acquisition of retail stores	$432,189	$452,450
Acquisition of Hefeng Pharmaceutical	107,968	107,968

	$540,157	$560,418

Other intangible assets
Pharmaceutical licenses	$799,197	$799,197
Customer contracts	90,729	90,729
Trademarks, technology know-how and patents	118,146	99,892
	1,008,072	989,818
Accumulated amortization	(503,124)	(408,337)

	$504,948	$581,481

Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
Year

2012	$92,014
2013	90,399
2014	82,585
2015	79,920
2016	79,920
Thereafter	80,110

$504,948

Property, plant and equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment

	September 30, 2012	December 31, 2011

Buildings	$15,112,952	$13,625,189
Plant and machinery	1,568,409	1,552,234
Furniture, fixtures and equipment	8,184,576	5,668,331
Motor vehicles	445,191	443,048
	25,311,128	21,288,802
Accumulated depreciation	(5,451,242)	(4,511,548)
	19,859,886	16,777,254
Construction in progress	-	1,319,808

	$19,859,886	$18,097,062

	As of December 31,
	2011	2010

Buildings and improvements	$13,625,189	$12,750,902
Plant and machinery	1,552,234	1,453,435
Furniture, fixtures and equipment	5,668,331	3,055,934
Motor vehicles	443,048	420,683

	21,288,802	17,680,954
Accumulated depreciation	(4,511,548)	(3,437,366)

	16,777,254	14,243,588
Construction in progress	1,319,808	362,300

	$18,097,062	$14,605,888

Analysis of buildings, plant and machinery for banking loans
An analysis of buildings, plant and machinery pledged to banks for banking loans (note 12(d)(i)) is as follows :

	September 30, 2012	December 31, 2011

Buildings	$9,189,674	$5,471,223
Accumulated depreciation	(2,403,891)	(1,420,229)

	$6,785,783	$4,050,994

	As of December 31,
	2011	2010

Buildings	$5,471,223	$6,669,969
Accumulated depreciation	(1,420,229)	(1,469,600)

	$4,050,994	$5,200,369

Property, plant and equipment depreciation
	Year ended December 31,
	2011	2010

Cost of sales and overhead expense	$185,131	$156,077
Selling expenses	1,970	4,881
Administrative expenses	832,298	627,073

	$1,019,399	$788,031

Land use rights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
Year

2012	$92,014
2013	90,399
2014	82,585
2015	79,920
2016	79,920
Thereafter	80,110

$504,948

Schedule of Land use rights
	September 30, 2012	December 31, 2011

Land use rights	$16,518,951	$16,440,340
Accumulated amortization	(3,121,227)	(2,856,205)

	$13,397,724	$13,584,135

	As of December 31,
	2011	2010

Land use rights	$16,440,340	$15,848,693
Accumulated amortization	(2,856,205)	(2,426,645)

	$13,584,135	$13,422,048

Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
Year

2012	$328,267
2013	328,267
2014	328,267
2015	328,267
2016	328,267
Thereafter	11,942,800

$13,584,135

Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Payables and Accrued Expenses [Abstract]
Other payables and accrued expenses

	As of December 31,
	2011	2010

Accrued staff costs	$1,948,760	$1,580,984
VAT and other tax payables	1,570,886	1,086,980
Other payables	874,649	428,455
Deposits received	684,568	962,187
Accrued audit fee	148,220	164,448
Other accrued expenses	263,154	178,006
Registration payment	-	455,896

	$5,490,237	$4,856,956

Secured bank loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Secured Bank Loans and Other Loans [Abstract]
Secured bank loans

	September 30, 2012	December 31, 2011

Short-term loans - note 12(a)	$11,020,024	$7,227,520
Current maturities of long-term bank loans	85,419	1,808,540

	$11,105,443	$9,036,060

Long-term bank loans - note 12(b)	$229,099	$2,015,307
Less: current maturities	(85,419)	(1,808,540)

	$143,680	$206,767

(a)	The weighted average interest rates for short-term loans as of September 30, 2012 and December 31, 2011 were 7.16% and 7.73% per annum, respectively.

(b)	The long-term loans as of September 30, 2012 bear interest rates from 9.165% which are adjusted on an annual basis in accordance with the loan rate published by the People’s Bank of China.

Short-term loans - Note 16(a)	$7,227,520	$7,085,520
Current maturities of long-term bank loan	1,808,540	1,812,698

	$9,036,060	$8,898,218

Long-term bank loans - Note 16(b)	$2,015,307	$3,754,305
Less: current maturities	(1,808,540)	(1,812,699)

	$206,767	$1,941,606

(a)	The weighted average interest rates for short-term loans as of December 31, 2011 and 2010 were 7.73% and 5.84% per annum, respectively.

(b)	The long-term loans as of December 31, 2011 bear interest at variable rates ranging from PRC benchmark rate plus 7.68% per annum.

Banking facilities
Facilities granted	Granted	Amount Utilized	Unused
Bills payable, net of restricted cash	$4,373,276	$1,800,390	$2,572,886
Secured bank loans	$11,249,123	$11,249,123	$-

	As of December 31,
	2011		2010
	Bills	Secured	Bills	Secured
	Payable	Bank Loans	Payable	Bank Loans

Granted	$2,985,280	$9,242,827	$1,589,700	$10,839,824

Amount utilized	$1,052,096	$9,242,827	$1,334,868	$10,839,824

Unused	$1,933,184	$-	$254,832	$-

Summery of long-term bank loans payable
	September 30, 2012	December 31, 2011

Within one year	$85,419	$1,808,540
After one year but within two years	93,584	87,154
After two years but within three years	50,096	94,689
After three years but within four years	-	24,924

	$229,099	$2,015,307

Year

2012	$1,808,540
2013	87,154
2014	94,689
2015	24,924

$2,015,307

Other loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Secured Bank Loans and Other Loans [Abstract]
Other loans
	September 30, 2012	December 31, 2011

Other loans	$212,349	$200,956

	As of December 31,
	2011	2010

Other loans	$200,956	$162,664

Warrant liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Warrant Liabilities [Abstract]
Warrants exercisable, issued and outstanding
Number of shares

First Batch Warrants	1,244,368
Second Batch Warrants	514,933

1,759,301

Number of shares

First Batch Warrants	1,244,368
Second Batch Warrants	514,933

1,759,301

Commitments and contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Non-cancelable operating leases for retail stores with future minimum lease payments
Within one year	$1,016,670
After one year but within two years	453,874
After two years but within three years	151,619
After three years but within four years	10,025

$1,632,188

Year

2012	$1,287,908
2013	691,703
2014	228,195
2015	79,309
2016	4,792

$2,291,907

Future minimum lease payments to be received under the non-cancelable operating lease
Year

2012	$17,466
2013	3,896

$21,362

Stock option arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Option Arrangements [Abstract]
Summary of the Company’s stock options issued and outstanding

	Number of options	Exercise Price	Weighed Average Remaining life
Stock option granted and outstanding	3,660,000	$2	9.2
Stock option granted and outstanding	1,120,000	4	7.8
Stock option granted and outstanding	15,000	5	7.9
Total: Exercisable at September 30, 2012	4,795,000	$2.48	8.88

	Number of options	Exercise Price

Stock options granted and outstanding	3,660,000	$2.00
Stock options granted and outstanding	15,000	$5.00
Stock options granted and outstanding	1,110,000	$4.00

Segment information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
Schedule of segment reporting information by segment
	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Sales revenue
Pharmaceutical distribution	$38,609,852	$50,220,352	$135,377,511	$141,964,773
Retail pharmacy	13,529,595	13,701,532	41,383,587	39,402,465
Manufacturing	3,263,322	3,558,828	10,984,990	9,832,462

	$55,402,769	$67,480,712	$187,746,088	$191,199,700

	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Operating income
Pharmaceutical distribution	$2,565,395	$8,013,752	$15,092,343	$22,341,918
Retail pharmacy	2,156,834	2,429,885	7,382,208	6,703,134
Manufacturing	1,381,837	1,914,598	4,896,750	5,159,472

	$6,104,066	$12,358,235	$27,371,301	$34,204,524

	Three Months Ended,		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Depreciation and amortization expenses
Pharmaceutical distribution	$189,193	$231,456	$554,334	$523,562
Retail pharmacy	71,070	58,217	250,775	147,813
Manufacturing	161,523	158,936	429,660	470,312

	$421,786	$448,609	$1,234,769	$1,141,687

	September 30,	December 31,
	2012	2011

Assets
Pharmaceutical distribution	$196,529,994	$164,525,782
Retail pharmacy	16,778,459	21,748,464
Manufacturing	20,245,088	19,389,356

	$233,553,541	$205,663,602

	Year ended December 31,
	2011	2010

Sales revenue
Pharmaceutical distribution	$190,662,940	$145,390,262
Retail pharmacy	53,266,572	44,593,533
Manufacturing	13,557,626	10,829,465

	$257,487,138	$200,813,260

	Year ended December 31,
	2011	2010

Operating income
Pharmaceutical distribution	$28,895,330	$23,085,979
Retail pharmacy	9,480,261	8,860,674
Manufacturing	7,020,705	5,401,924

	$45,396,296	$37,348,577

	Year ended December 31,
	2011	2010

Depreciation and amortization expenses
Pharmaceutical distribution	$593,284	$543,707
Retail pharmacy	223,356	73,545
Manufacturing	625,671	571,253

	$1,442,311	$1,188,505

	Year ended December 31,
	2011	2010

Assets
Pharmaceutical distribution	$164,525,782	$108,182,966
Retail pharmacy	21,748,464	16,860,112
Manufacturing	19,389,356	16,386,308

	$205,663,602	$141,429,386

Unallocated amounts relating to corporate operations
	Three months ended		Nine months ended
	September 30,		September 30,
	(Unaudited)		(Unaudited)
	2012	2011	2012	2011

Total consolidated revenue	$55,402,769	$67,480,712	$187,746,088	$191,199,700

Total profit for reportable
segments	$6,104,066	$12,358,235	$27,371,301	$34,204,524
Unallocated amounts relating to
operations:
Change in fair value of warrant liabilities	53,418	391,652	190,871	967,696
Share-based compensation	(166,006)	(2,822)	(471,452)	(574,136)
Other income	1,029	(914)	106,561	71,133
Interest income	2,710	11,079	12,269	32,787
Other general expenses	(314,881)	(133,500)	(946,234)	(1,497,143)
Finance costs	(229)	(351)	(1,003)	(1,536)

Income before income taxes	$5,680,107	$12,623,379	$26,262,313	$33,203,325

	Year ended December 31,
	2011	2010

Total consolidated net sales	$257,487,138	$200,128,260

Total profit for reportable segments	$45,396,296	$37,348,577
Unallocated amounts relating to
operations:
Change in fair value of warrant liabilities	1,082,202	582,226
Interest income	42,146	8
Other income	169,580	212
Share-based compensation	(1,640,355)	(1,253,858)
Provision for registration payment	-	(455,896)
Other general expenses	(2,821,001)	(1,443,464)
Finance costs	(2,038)	(3,107)

Income before income taxes	$42,226,830	$34,774,698

unallocated amounts relating to corporate operations, not include in segment information
	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Assets
Total assets for reportable segments	$233,553,541	$205,663,602
Cash and cash equivalents	3,034,277	6,918,847
	$236,587,818	$212,582,449

Year ended December 31,
	2011	2010
Assets

Total assets for reportable segments	$205,663,602	$141,429,386
Cash and cash equivalents	6,918,847	109,650

	$212,582,449	$141,539,036

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2011
Amounts Due To Directors and Related Party Transactions [Abstract]
Schedule of related party transactions

Name of related companies	Year ended December 31,
	2011	2010

Liucheng Medicine Company	$48,483	$325,881
Guangxi Tianhu Medicine Limited	$642,526	$9,632
Wuxuan Baicaotang Medicine Limited	$4,836	$29,618
Guangxi Liuzhou Baicaotang Medicine Limited, Guigang Branch	$1,065,208	$3,311,379

Corporate information (Details)	9 Months Ended
Sep. 30, 2012
Ingenious Paragon Global Limited ("Ingenious") [Member]
Subsidiary information
Company name	Ingenious Paragon Global Limited ("Ingenious")
Place/date of incorporation or establishment	British Virgin Islands ("BVI") / May 29, 2008
The Company's effective ownership interest	100.00%
Common stock/registered capital	Authorized, issued and fully paid 50,000 common shares of $1 par value each
Principal activities	Investment holding
Forever Well Asia Pacific Limited ("Forever Well") [Member]
Subsidiary information
Company name	Forever Well Asia Pacific Limited ("Forever Well")
Place/date of incorporation or establishment	Hong Kong / January 10, 2008
The Company's effective ownership interest	100.00%
Common stock/registered capital	Authorized, issued and fully paid 10,000 common shares of HK$1 each
Principal activities	Investment holding
Guangxi Liuzhou Baicaotang Medicine Limited ("Liuzhou BCT") [Member]
Subsidiary information
Company name	Guangxi Liuzhou Baicaotang Medicine Limited ("Liuzhou BCT")
Place/date of incorporation or establishment	PRC / April 3, 1986
The Company's effective ownership interest	100.00%
Common stock/registered capital	Registered and fully paid up capital RMB192,478,478
Principal activities	Investment holding and distribution of drugs
Guangxi Liuzhou Baicaotang Medicine Retail Limited ("BCT Retail") [Member]
Subsidiary information
Company name	Guangxi Liuzhou Baicaotang Medicine (Retail Chain) Limited ("BCT Retail")
Place/date of incorporation or establishment	PRC / October 30, 2001
The Company's effective ownership interest	100.00%
Common stock/registered capital	Registered and fully paid up capital RMB3,000,000
Principal activities	Retail sales of drugs
Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited ("BCT Jian Kang Chan Ye") [Member]
Subsidiary information
Company name	Guangxi Liuzhou Baiaotang [ Beauty ]
Place/date of incorporation or establishment	PRC/ September 6, 2012
The Company's effective ownership interest	100.00%
Common stock/registered capital	Registered and fully paid up capital RMB500,000
Principal activities	Beauty and massage services
Guangxi Hefeng Pharmaceutical Company Limited (“Hefeng Pharmaceutical”) [Member]
Subsidiary information
Company name	Guangxi Hefeng Pharmaceutical Company Limited ("Hefeng Pharmaceutical")
Place/date of incorporation or establishment	PRC / September 18, 2000
The Company's effective ownership interest	100.00%
Common stock/registered capital	Registered and fully paid up capital RMB5,00,000
Principal activities	Production and sales of drugs

Corporate information (Details Textual)	Sep. 30, 2012 USD ($) Store	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 30, 2009 USD ($)	Dec. 23, 2009 USD ($)	Dec. 31, 2011 Purden Lake Resource [Member] USD ($)	Dec. 31, 2011 Ingenious Paragon Global Limited [Member] USD ($)	Sep. 30, 2012 Ingenious Paragon Global Limited ("Ingenious") [Member] USD ($)	Dec. 31, 2011 Ingenious Paragon Global Limited ("Ingenious") [Member] USD ($)	Dec. 31, 2011 Xiaoyan Zhang [Member]	Sep. 30, 2012 Forever Well Asia Pacific Limited ("Forever Well") [Member] HKD	Dec. 31, 2011 Forever Well Asia Pacific Limited ("Forever Well") [Member] HKD	Sep. 30, 2012 Guangxi Liuzhou Baicaotang Medicine Limited ("Liuzhou BCT") [Member] CNY	Dec. 31, 2011 Guangxi Liuzhou Baicaotang Medicine Limited ("Liuzhou BCT") [Member]	Sep. 30, 2012 Guangxi Liuzhou Baicaotang Medicine Retail Limited ("BCT Retail") [Member] CNY	Dec. 31, 2011 Guangxi Liuzhou Baicaotang Medicine Retail Limited ("BCT Retail") [Member] CNY	Dec. 31, 2011 Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited ("BCT Jian Kang Chan Ye") [Member] USD ($)	Dec. 31, 2011 Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited ("BCT Jian Kang Chan Ye") [Member] CNY	Sep. 30, 2012 Guangxi Liuzhou Baiaotang Jian Kang Chan Ye Limited ("BCT Jian Kang Chan Ye") [Member] CNY	Sep. 30, 2012 Guangxi Hefeng Pharmaceutical Company Limited (“Hefeng Pharmaceutical”) [Member] CNY	Dec. 31, 2011 Huitian Tang [Member]	Dec. 31, 2011 Jinghua Li [Member]	Dec. 31, 2011 Wende Wei [Member]	Dec. 31, 2011 Youru Jiang [Member]	Dec. 31, 2011 Chunlin Liu [Member]	Dec. 31, 2011 Bangfu Wang [Member]
Corporate information (Textual)
Registered and fully paid up capital			10,000,000											192,478,478		3,000,000	300,000		5,000,000	500,000	5,000,000
Authorized, issued and paid up common stock, Value										50,000			10,000
Authorized, issued and paid up common stock, Shares										50,000			10,000
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	100,000,000			100,000,000		50,000			10,000
Common stock, shares issued	38,154,340	38,154,340	38,154,340	38,154,340		32,000,000			50,000		50,000	10,000
Common stock, par value (In dollars per share)	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 1	$ 1			1	1
Common Stock, Value	38,154	38,154		38,154
Ownership Percentage by Parent															31.49%							23.83%	13.44%	10.81%	6.81%	6.81%	6.81%
Acquire interest																		$ 4,982,223	36,340,064
Percentage for issuance of shares															13.44%
Number of subsidiaries	6

Reorganization (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 CNY	Dec. 30, 2009 USD ($)	Dec. 23, 2009 USD ($)	Jun. 30, 2008 HKD	Apr. 01, 2008 CNY Store	Mar. 28, 2008 CNY
Reorganization (Textual)
Equity interest in company								50.00%
Minimum number of drug stores								30
Equity interest percentage sold by Liuzhou BCT to Liuzhou Baicaotang Property Management Company Ltd.								51.00%
Consideration for controlling interest of Baicaotang Property								153,000
Equity method investment ownership percentage pledged by Baicaotang Property	51.00%
Secured loan for Liuzhou BCT				153,000
Acquisition of equity interest in BCT Retail	51.00%
Equity interest repurchase in BCT Retail from Baicaotang Property	51.00%
Vested equity interest in BCT Retail	51.00%
Cash paid for acquisition							10,000		10,000,000
Percentage of issued and outstanding common shares acquire under share exchange agreement						100.00%
Common stock, shares issued	38,154,340	38,154,340	38,154,340			32,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock share cancelled					2,900,000
Common Shares acquire under Earn-In-Agreement between CFO of the company and former stockholder						22,480,000
Acquire equity interest amount						300,000
Audited net income	$ 28,000,000	$ 26,000,000
Percentage of Earn-In-Shares allow to acquire	50.00%	50.00%

Acquisition (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
Summary of the major class of assets acquired and liabilities assumed at the date of acquisition
Cash	$ 36,502
Accounts receivable	4,737,280
Inventory		751,112
Other current assets (a)		5,724,522
Property, plant and equipment		35,006
Account payables	(1,783,102)
Other current liabilities (b)		(9,501,320)
Net assets acquired

Acquisition (Details 1) (USD $)	Dec. 31, 2011
Assets
Inventory	$ 3,053,859
Furniture, fixtures and equipment, net	2,386,782
VAT Recoverable	144,654
Goodwill	452,449
Net assets acquired	6,037,744
Cash paid for acquisition	$ 6,037,744

Acquisition (Details Textual)	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 01, 2008 Store	Dec. 31, 2010 Liuzhou City Wubaitang Medical Chain Store Co., Ltd. [Member]	Feb. 28, 2010 Liuzhou City Wubaitang Medical Chain Store Co., Ltd. [Member] USD ($) Store	Feb. 28, 2010 Liuzhou City Wubaitang Medical Chain Store Co., Ltd. [Member] CNY	Dec. 31, 2010 Zhaoping County Laobaixin Pharmacy Chain Store Co., Ltd. [Member]	Mar. 29, 2010 Zhaoping County Laobaixin Pharmacy Chain Store Co., Ltd. [Member] USD ($) Store	Mar. 29, 2010 Zhaoping County Laobaixin Pharmacy Chain Store Co., Ltd. [Member] CNY	Dec. 31, 2010 Lai Bing Peng Fei Pharmacy Chain Store Co., Ltd. [Member]	Apr. 25, 2010 Lai Bing Peng Fei Pharmacy Chain Store Co., Ltd. [Member] USD ($) Store	Apr. 25, 2010 Lai Bing Peng Fei Pharmacy Chain Store Co., Ltd. [Member] CNY	Dec. 31, 2010 Guangxi San Le Da Uao Fang Pharmacy Chain Store Co., Ltd. [Member]	Sep. 19, 2010 Guangxi San Le Da Uao Fang Pharmacy Chain Store Co., Ltd. [Member] USD ($) Store	Sep. 19, 2010 Guangxi San Le Da Uao Fang Pharmacy Chain Store Co., Ltd. [Member] CNY	Dec. 31, 2010 Rong Shui Sian Jiu Zhou Pharmacy Chain Store Co., Ltd. [Member]	Sep. 20, 2010 Rong Shui Sian Jiu Zhou Pharmacy Chain Store Co., Ltd. [Member] USD ($) Store	Sep. 20, 2010 Rong Shui Sian Jiu Zhou Pharmacy Chain Store Co., Ltd. [Member] CNY
Acquisition (Textual)
Number of retail chain stores purchased under agreement			30		30	30		18	18		11	11		15	15		18	18
Consideration paid for purchase of retail chain stores under transaction					$ 2,495,431	16,482,375		$ 640,206	4,228,573		$ 1,286,301	8,496,044		$ 715,208	4,723,969		$ 900,598	5,948,459
Transaction completed date				Apr 1, 2010			May 1, 2010			Apr 1, 2010			Oct 1, 2010			Oct 1, 2010
Description of acquired entity	Two sub-distributors and one vendor engaged in packaging of Chinese traditional herbs
Amount due from acquiree businesses eliminated in consolidation	5,397,757
Amount due to acquiree businesses eliminated in consolidation	4,127,756
Goodwill identified upon the above acquisitions		$ 452,449

Summary of significant accounting policies (Details)	Sep. 30, 2012	Dec. 31, 2011
Building [Member] | Minimum [Member]
Depreciation rates
Annual rate	2.54%	2.54%
Residual value
Building [Member] | Maximum [Member]
Depreciation rates
Annual rate	9.84%	9.84%
Residual value	2.00%	2.00%
Plant and Machinery [Member] | Minimum [Member]
Depreciation rates
Annual rate	7.00%	7.00%
Residual value
Plant and Machinery [Member] | Maximum [Member]
Depreciation rates
Annual rate	18.40%	18.40%
Residual value	10.00%	10.00%
Motor vehicles [Member]
Depreciation rates
Residual value	10.00%	10.00%
Motor vehicles [Member] | Minimum [Member]
Depreciation rates
Annual rate	6.00%	6.00%
Motor vehicles [Member] | Maximum [Member]
Depreciation rates
Annual rate	18.40%	18.40%
Furniture, fixtures and equipment [Member]
Depreciation rates
Residual value	10.00%	10.00%
Furniture, fixtures and equipment [Member] | Minimum [Member]
Depreciation rates
Annual rate	6.00%	6.00%
Furniture, fixtures and equipment [Member] | Maximum [Member]
Depreciation rates
Annual rate	18.40%	18.40%

Summary of significant accounting policies (Details 1)	9 Months Ended
Sep. 30, 2012
Pharmaceutical licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Customer contracts, trademarks, technology know-how and patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	1 year
Customer contracts, trademarks, technology know-how and patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	3 years

Summary of significant accounting policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Retirement benefit costs
Balance at beginning of year	$ 247,175	$ 260,478
Imputed Interest	17,117	17,591
Payments	(48,984)	(39,639)
Translation adjustments	8,914	8,745
Balance at end of year	$ 224,222	$ 247,175

Summary of significant accounting policies (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 Customer	Sep. 30, 2011 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Summary of Significant Accounting Policies (Textual)
Bad Debt Provision Percentage			40.00%
Percentage of a ccounts receivable derived from hospitals, community service centers and clinics			75.00%
Percentage of accounts receivable due between half and one year	40.00%		40.00%
Percentage of accounts receivable due over one year	100.00%		100.00%
Provisions for excess or obsolete inventory
Goodwill impairment loss			37,355
Chinese value-added tax rate of the gross sales price	17.00%
Weighted average borrowing rate			7.73%	5.81%
Shipping and handling costs			$ 842,878	$ 679,185
Number of customers accounted for 10% or more of the Company’s consolidated sales	0	0	0	0
Number of customers constituted 10% or more of the Company’s accounts receivable	0	0	0	0
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Period for land use rights	40 years		40 years
Customers credit ranging period			1 month
Customers credit period granted by company			1 month
Extended Customers Credit Period			3 months
Receivables Period			6 months
Period of extended unsecured credit to customers			3 months
Goodwill and other intangible assets estimated useful lives			1 year
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Period for land use rights	70 years		70 years
Customers credit ranging period			6 months
Customers credit period granted by company			3 months
Extended Customers Credit Period			6 months
Receivables Period			1 year
Period of extended unsecured credit to customers			6 months
Goodwill and other intangible assets estimated useful lives			10 years

Income taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Components of provision (benefit) for income taxes
Current taxes - PRC	$ 1,527,284	$ 3,165,839	$ 6,771,893	$ 8,893,359	$ 11,763,106	$ 9,177,569
Deferred taxes - PRC			48,658	(4,133)	(726,806)	(91,463)
Total provision (benefit) for income taxes	$ 1,527,284	$ 3,165,839	$ 6,771,893	$ 8,893,359	$ 11,036,300	$ 9,086,106

Income taxes (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes at PRC
Statutory income tax rate					$ 10,556,708	$ 8,693,675
Non-deductible items for tax					1,141,006	1,012,882
Non-assessable items for tax					(301,725)	(181,743)
Under provision in prior year					26,915	73,057
Effect on change in tax rate					(165,314)
Tax holiday						(538,134)
Others					(221,290)	26,369
Total provision (benefit) for income taxes	$ 1,527,284	$ 3,165,839	$ 6,771,893	$ 8,893,359	$ 11,036,300	$ 9,086,106

Income taxes (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current deferred tax assets :
Provision and accrued expenses		$ 742,295	$ 131,672
Allowance for doubtful debts		185,565	75,550
Current deferred tax assets, Total	866,896	927,860	207,222
Non current deferred tax assets/ liabilities :
Depreciation of property, plant and equipment		(147,077)	(32,046)
Amortization of land use right		538,500	483,356
Amortization of intangible assets		276,086	178,488
Non current deferred tax assets/ liabilities, Total	$ 687,376	$ 667,509	$ 629,798

Income taxes (Details Textual) (USD $)	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 United States [Member]	Dec. 31, 2011 United States [Member]	Sep. 30, 2012 Hong Kong [Member]	Dec. 31, 2011 Hong Kong [Member]	Sep. 30, 2012 PRC [Member]	Dec. 31, 2011 PRC [Member]	Dec. 31, 2011 Hefeng Pharmaceutical [Member]
Income Taxes (Textual)
Corporate income, tax rate			35.00%	34.00%	16.50%	16.50%	25.00%	25.00%	25.00%
Effective income tax expenses, statutory income tax rate	25.00%							25.00%
Exempted from withholding tax								10.00%
Preferential Tax Rate	15.00%
Period For Preferential Tax Rate	Fiscal years from 2003 to 2010.
Revenue Derived From New Projects listed in guiding catalogue	Over 70% of total revenue.
Amount of benefit from tax holiday		$ 538,134
Effect on earning per share, Tax holiday		$ 0.01

Earnings per share (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share (Textual)
Shares purchasable from dilutive options/Warrants	3,660,000	351,934
Weighted average shares issued for dilutive options to purchase shares	2,533	351,934
Potentially dilutive options	1,125,000	1,125,000
Potentially dilutive warrants	2,111,235	1,759,301
Potentially dilutive preferred shares	9,375,000

Accounts Receivable, net (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of accounts receivable
Accounts receivables	$ 119,010,218	$ 68,891,244
Less : allowance for doubtful accounts	(604,217)	(226,936)	(144,397)
Accounts Receivable, net	$ 118,406,001	$ 68,664,308

Accounts Receivable, net (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Balance at beginning of year	$ 226,936	$ 144,397
Allowance for doubtful accounts	367,989	78,069
Translation adjustment	9,292	4,471
Balance at end of year	$ 604,217	$ 226,936

Accounts Receivable, net (Details Textual) (USD $)	Dec. 31, 2011
Accounts Receivable Net (Textual)
Accounts receivable pledged as colletral under any loan agreement	$ 0

Other receivables, prepayments and deposits (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Other receivables prepayments and deposits
Advances to staff	$ 479,332	$ 123,500
Prepayments	4,241,956	2,820,372
Other receivables	1,028,768	388,875
Other receivables, prepayments and deposits	$ 5,750,056	$ 3,332,747

Inventories (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of inventories
Raw materials	$ 1,362,633	$ 1,040,582	$ 860,993
Work-in-progress	140,220	135,533	160,730
Finished goods	17,279,430	13,006,937	9,755,154
Inventories, net	$ 18,782,283	$ 14,183,052	$ 10,776,877

Goodwill and other intangible assets, net (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Goodwill, Total	$ 542,248	$ 540,157	$ 560,418
Other intangible assets
Other intangible assets, gross	1,008,521	1,008,072	989,818
Finite-Lived Intangible Assets, Accumulated Amortization	(568,939)	(503,124)	(408,337)
Net	439,582	504,948	581,481
Pharmaceutical licenses [Member]
Other intangible assets
Other intangible assets, gross	799,197	799,197	799,197
Customer contracts [Member]
Other intangible assets
Other intangible assets, gross	90,729	90,729	90,729
Trademarks, technology know-how and patents [Member]
Other intangible assets
Other intangible assets, gross	118,595	118,146	99,892
Acquisitions of retail stores [Member]
Goodwill
Goodwill, Total	434,280	432,189	452,450
Acquisition of Hefeng [Member]
Goodwill
Goodwill, Total	$ 107,968	$ 107,968	$ 107,968

Goodwill and other intangible assets, net (Details 1) (USD $)	Dec. 31, 2011
Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
2012	$ 92,014
2013	90,399
2014	82,585
2015	79,920
2016	79,920
Thereafter	80,110
Finite-Lived Intangible Assets, Net	$ 504,948

Goodwill and other intangible assets, net (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Goodwill and other intangible assets, net (Textual)
Amortization of intangible assets	$ 65,815	$ 73,528	$ 95,493	$ 79,346

Property, plant and equipment, net (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, net
Buildings	$ 15,112,952	$ 13,625,189	$ 12,750,902
Plant and machinery	1,568,409	1,552,234	1,453,435
Furniture, fixtures and equipment	8,184,576	5,668,331	3,055,934
Motor vehicles	445,191	443,048	420,683
Property, plant and equipment, gross	25,311,128	21,288,802	17,680,954
Accumulated depreciation	(5,451,242)	(4,511,548)	(3,437,366)
Property, plant and equipment after accumulated depreciation	19,859,886	16,777,254	14,243,588
Construction in progress		1,319,808	362,300
Property, plant and equipment, net	$ 19,859,886	$ 18,097,062	$ 14,605,888

Property, plant and equipment, net (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Analysis of buildings plant and machinery pledged to banks
Buildings	$ 9,189,674	$ 5,471,223	$ 6,669,969
Accumulated depreciation	(2,403,891)	(1,420,229)	(1,469,600)
Buildings Plant and Machinery Pledged To Banks Net	$ 6,785,783	$ 4,050,994	$ 5,200,369

Property, plant and equipment, net (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment depreciation
Cost of sales and overhead expense	$ 185,131	$ 156,077
Selling expenses	1,970	4,881
Administrative expenses	832,298	627,073
Property, plant and equipment depreciation	$ 1,019,399	$ 788,031

Land use rights (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Land use right, Net
Land use rights, Gross	$ 1,008,521	$ 1,008,072	$ 989,818
Finite-Lived Intangible Assets, Accumulated Amortization	(568,939)	(503,124)	(408,337)
Finite-Lived Intangible Assets, Net		504,948
Land use rights [Member]
Land use right, Net
Land use rights, Gross	16,518,951	16,440,340	15,848,693
Finite-Lived Intangible Assets, Accumulated Amortization	(3,121,227)	(2,856,205)	(2,426,645)
Finite-Lived Intangible Assets, Net	$ 13,397,724	$ 13,584,135	$ 13,422,048

Land use rights (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
2012		$ 92,014
2013		90,399
2014		82,585
2015		79,920
2016		79,920
Thereafter		80,110
Finite-Lived Intangible Assets, Net		504,948
Land Use Rights [Member]
Estimated aggregate amortization expenses for other intangible and land use rights assets for the future years
2012		328,267
2013		328,267
2014		328,267
2015		328,267
2016		328,267
Thereafter		11,942,800
Finite-Lived Intangible Assets, Net	$ 13,397,724	$ 13,584,135	$ 13,422,048

Land use rights (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Land Use Rights (Textual)
Land use right amotization amount	$ 65,815	$ 73,528	$ 95,493	$ 79,346
Land use rights carrying amount pledged to bank	4,451,809		1,127,907	5,239,133
Maximum [Member]
Land Use Rights (Textual)
Period for land use rights	70 years		70 years
Minimum [Member]
Land Use Rights (Textual)
Period for land use rights	40 years		40 years
Land use rights [Member]
Land Use Rights (Textual)
Land use right amotization amount	250,793	244,467	327,419	321,127
Intangible assets carrying amounts				652,576
Sales of intangible assets				697,495
Gain on sale of intangible asset				$ 44,919

Other payables and accrued expenses (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Other payables and accrued expenses
Accrued staff costs	$ 1,948,760	$ 1,580,984
VAT and other tax payables	1,570,886	1,086,980
Other payables	874,649	428,455
Deposits received	684,568	962,187
Accrued audit fee	148,220	164,448
Other accrued expenses	263,154	178,006
Registration payment		455,896
Other payables and accrued expenses, Total	$ 5,490,237	$ 4,856,956

Amounts due to directors (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts due to directors (Textual)
Amounts due to directors on which bears interest	$ 21,103	$ 47,136	$ 75,700
Fixed interest rate	24.00%	24.00%	6.96%

Secured bank loans (Details ) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Secured bank loans
Short-term loans - note 12(a)	$ 11,020,024	$ 7,227,520	$ 7,085,520
Current maturities of long-term bank loans	85,419	1,808,540	1,812,698
Loans payable to bank, current	11,105,443	9,036,060	8,898,218
Long-term bank loans - note 12(b)	229,099	2,015,307	3,754,305
Less: current maturities	(85,419)	(1,808,540)	(1,812,699)
Secured bank loans	$ 143,680	$ 206,767	$ 1,941,606

Secured bank loans (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Bills payable, net of restricted cash [Member]
Banking facilities
Granted	$ 4,373,276	$ 2,985,280	$ 1,589,700
Amount Utilized	1,800,390	1,052,096	1,334,868
Unused	2,572,886	1,933,184	254,832
Secured bank loans [Member]
Banking facilities
Granted	11,249,123	9,242,827	10,839,824
Amount Utilized	11,249,123	9,242,827	10,839,824
Unused

Secured bank loans (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Repayment of long-term bank loans
Within one year	$ 85,419	$ 1,808,540	$ 1,812,698
After one year but within two years	93,584	87,154
After two years but within three years	50,096	94,689
After three years but within four years		24,924
Long-term bank loans - note 12(b)	$ 229,099	$ 2,015,307	$ 3,754,305

Secured bank loans (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Secured bank loans (Textual)
Interest rates on short-term loans	7.16%	7.73%	5.84%
Interest rates on long-term loans	9.17%	7.68%
Amount required to be deposit with banks for issuance of banker’s acceptance bills	Equal to 50% to 60% of the bills amount	equal to 50% of the bills amount
Property, plant and equipmen pledged to bank	$ 6,785,783	$ 4,050,994	$ 5,200,369
Land use rights carrying amount pledged to bank	4,451,809	1,127,907	5,239,133
Account receivables pledged to bank	947,280
Restricted cash	$ 762,722	$ 1,052,096	$ 1,334,868

Other loans (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other loans
Other loan	$ 212,349	$ 200,956	$ 162,664
Other loans (Textual)
Other loans monthly interest rate	2.00%	2.00%

Warrant liabilities (Details)	Sep. 30, 2012	Dec. 31, 2011
Summery of warrants exercisable
Warrants exercisable, issued and outstanding	1,759,301	1,759,301
First Batch Warrants [Member]
Summery of warrants exercisable
Warrants exercisable, issued and outstanding	1,244,368	1,244,368
Second Batch Warrants [Member]
Summery of warrants exercisable
Warrants exercisable, issued and outstanding	514,933	514,933

Warrant liabilities (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 First Batch Warrants [Member]	Sep. 30, 2012 First Batch Warrants [Member]	Dec. 31, 2011 First Batch Warrants [Member]	Dec. 30, 2009 First Batch Warrants [Member]	Feb. 28, 2010 Second Batch Warrants [Member]	Sep. 30, 2012 Second Batch Warrants [Member]	Dec. 31, 2011 Second Batch Warrants [Member]	Feb. 28, 2011 Second Batch Warrants [Member]
Warrant liabilities (Textual)
Number of common stock to be purchased										1,244,368				514,933
Number of shares of common stock and warrants issued in private placement										2,489,370
Maturity period of warrents							5 years				5 years
Proceeds from private placement						$ 2,315,138	$ 6,322,952
Private placement issuance expenses							1,016,290
Fair value of warrants							1,294,142
Warrant liabilities at initial recognition											561,277
Expected volatility								34.73%	38.33%			35.15%	38.66%
Expected dividend yield								0.00%	0.00%			0.00%	0.00%
Risk-free interest rate								0.27%	0.41%			0.28%	0.43%
Expected lives								2 years 3 months	3 years			2 years 4 months 2 days	3 years 1 month 24 days
Exercise price								$ 3.81	$ 3.81	$ 3.81		$ 3.81	$ 3.81
Warrant liabilities (Additional Textual)
Warrant liabilities	120		120		190,991	1,273,193
Change in fair value of warrant liabilities	$ 53,418	$ 391,652	$ 190,871	$ 967,696	$ 1,082,202	$ 582,226

Commitments and contingencies (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Non-cancelable operating leases
Within one year (2012)	$ 1,016,670	$ 1,287,908
After one year but within two years (2013)	453,874	691,703
After two years but within three years (2014)	151,619	228,195
After three years but within four years (2015)	10,025	79,309
2016		4,792
Operating Leases, Total	$ 1,632,188	$ 2,291,907

Commitments and contingencies (Details 1) (USD $)	Dec. 31, 2011
Future minimum lease payments to be received under the non-cancelable operating lease
2012	$ 17,466
2013	3,896
Total	$ 21,362

Commitments and contingencies (Details Textual)	9 Months Ended			12 Months Ended		1 Months Ended		9 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended			12 Months Ended								9 Months Ended	12 Months Ended				9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 31, 2010 Huitian Tang [Member] USD ($)	May 31, 2010 Huitian Tang [Member] CNY	Sep. 30, 2012 Huitian Tang [Member]	May 31, 2010 Ms. Zhang USD ($)	May 31, 2010 Ms. Zhang HKD	Sep. 30, 2012 Ms. Zhang	Dec. 31, 2011 Distribution agreements with three government-owned hospitals [Member] USD ($) Hospital	Dec. 31, 2010 Distribution agreements with three government-owned hospitals [Member] USD ($) Hospital	Dec. 31, 2010 Distribution agreements with three government-owned hospitals [Member] CNY	Sep. 30, 2012 Distribution agreements with seven government-owned hospitals [Member] USD ($) Hospital	Sep. 30, 2012 Distribution agreements with seven government-owned hospitals [Member] CNY	Sep. 30, 2011 Distribution agreements with seven government-owned hospitals [Member] USD ($)	Dec. 31, 2011 Distribution agreements with seven government-owned hospitals [Member] USD ($)	Dec. 31, 2011 Distribution agreements with seven government-owned hospitals [Member] CNY	Dec. 31, 2010 Distribution agreements with seven government-owned hospitals [Member] USD ($)	Dec. 31, 2010 Distribution agreements with seven government-owned hospitals [Member] CNY	Dec. 31, 2011 Maximum [Member] Huitian Tang [Member] USD ($)	Dec. 31, 2011 Maximum [Member] Ms. Zhang USD ($)	Dec. 31, 2011 Maximum [Member] Distribution agreements with three government-owned hospitals [Member]	Dec. 31, 2010 Maximum [Member] Distribution agreements with three government-owned hospitals [Member]	Sep. 30, 2012 Maximum [Member] Distribution agreements with seven government-owned hospitals [Member]	Dec. 31, 2011 Minimum [Member] Huitian Tang [Member] USD ($)	Dec. 31, 2011 Minimum [Member] Ms. Zhang USD ($)	Dec. 31, 2011 Minimum [Member] Distribution agreements with three government-owned hospitals [Member]	Dec. 31, 2010 Minimum [Member] Distribution agreements with three government-owned hospitals [Member]	Sep. 30, 2012 Minimum [Member] Distribution agreements with seven government-owned hospitals [Member]
Commitments and contingencies (Textual)
Termination of employment agreement	30 days	30 days						30 days			30 days
Description of Employee Agreement								By serving 30 days' prior written notice or one month's salary in lieu of notice.			By serving 30 days' prior written notice or one month's salary in lieu of notice.
Employment agreements term						January 1, 2010 to January 1, 2012	January 1, 2010 to January 1, 2012		January 1, 2010 to January 1, 2012	January 1, 2010 to January 1, 2012
Employment agreements by share based compensation per month						$ 11,600	79,600		$ 9,091	70,000
Employment agreements by share based compensation per year						139,200	955,200		109,092	840,000												200,000	160,000				139,000	109,092
Business by hospitals (Percentage)																								40.00%	95.00%	95.00%			30.00%	30.00%	30.00%
Number of government owned hospitals covered under distribution agreement												3	3	3	7	7
Distribution agreements term												3 years	3 years	3 years	3 years	3 years
Deposits paid													3,613,760	23,000,000				7,114,950	45,000,000	7,114,950	45,000,000
Total additional deposits for security		158,110											22,000,000	3,456,640	158,110	1,000,000
Sales revenue from government owned hospital customers												38,567,000	19,074,000		27,000,000		29,000,000
Commitments and contingencies (Additional Textual)
Capital commitments in respect of acquisition property plant and equipment
Operating leases expense	$ 1,265,975		$ 964,251	$ 1,324,371	$ 824,419

Convertible Redeemable Preferred Stock (Details) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]
Convertible Redeemable Preferred Stock (Textual)
Convertible preferred stock, shares issued					9,375,000
Convertible preferred stock, value					$ 30,000,000
Series A convertible redeemable preferred stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, dividend rate					5.00%
Convertible preferred stock, conversion price					$ 3.2
Convertible preferred conversion feature	Upon the consummation of a qualified public offering (as defined in the Purchase Agreement) in which the sale price of the Preferred Shares exceeds the product of 2.0 multiplied by the initial conversion price (as adjusted from time to time as provided in the Purchase Agreement), without the payment of additional consideration thereof, all the Preferred Shares shall be automatically converted into Conversion Shares at the then applicable Conversion Rate.		Upon the consummation of a qualified public offering (as defined in the Purchase Agreement) in which the sale price of the Preferred Shares exceeds the product of 2.0 multiplied by the initial conversion price (as adjusted from time to time as provided in the Purchase Agreement), without the payment of additional consideration thereof, all the Preferred Shares shall be automatically converted into Conversion Shares at the then applicable Conversion Rate.
Convertible preferred stock redemption price	Equal to an amount necessary to provide an annual return of fifteen percent (15%) compounded annually on the stated value of the Preferred Shares.		Equal to an amount necessary to provide an annual return of fifteen percent (15%) compounded annually on the stated value of the Preferred Shares.
Convertible preferred stock conversion price adjustment minimum threshold amount			31,200,000
Initial fair value of the Preferred Shares		29,495,866	29,495,866			29,495,866	29,495,866
Transaction price						30,000,000	30,000,000
Convertible preferred stock issuance costs						504,134	504,134
Convertible preferred stock, redemption date						Feb 28, 2014	Feb 28, 2014
Convertible redeemable preferred stock, value	35,668,186		33,385,903			35,668,186	33,385,903
Accretion of preferred stock to redemption	(3,782,283)		(2,640,037)			3,782,283	3,890,037
Preferred dividend paid	$ 1,500,000					$ 1,500,000

Statutory and other reserves (Details)	12 Months Ended
Dec. 31, 2011
Statutory and Other Reserves (Textual)
Minimum after-tax net profits required each year	10.00%
Registered Capital Percentage	50.00%

Stock option arrangements (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of the Company’s stock options issued and outstanding
Stock option granted and outstanding, Number of options
Total Exercisable at September 30, 2012	4,795,000
Stock option, Exercise price	$ 2.48
Stco option, Weighted average remaining life	8 years 10 months 17 days
Employee Stock Option [Member]
Summary of the Company’s stock options issued and outstanding
Stock option granted and outstanding, Number of options	3,660,000	3,660,000
Stock option granted and outstanding, Exercise Price	$ 2	$ 2
Stock option granted and outstanding, Weighed Average Remaining Life	9 years 2 months 12 days
Employee Stock Option 1 [Member]
Summary of the Company’s stock options issued and outstanding
Stock option granted and outstanding, Number of options	1,120,000	15,000
Stock option granted and outstanding, Exercise Price	$ 4	$ 5
Stock option granted and outstanding, Weighed Average Remaining Life	7 years 9 months 18 days
Employee Stock Option 2 [Member]
Summary of the Company’s stock options issued and outstanding
Stock option granted and outstanding, Number of options	15,000	1,110,000
Stock option granted and outstanding, Exercise Price	$ 5	$ 4
Stock option granted and outstanding, Weighed Average Remaining Life	7 years 10 months 24 days

Stock option arrangements (Details Textual) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Director	Dec. 31, 2010	Jun. 27, 2010 Employee	Jul. 31, 2010 Director [Member]	Jul. 31, 2010 Director [Member] Grant date July 16, 2010 [Member]	Aug. 31, 2010 Senior Staff [Member]	Dec. 31, 2011 Senior Staff [Member]	Dec. 19, 2011 Senior Staff [Member] Employee	Aug. 18, 2010 Senior Staff [Member] Employee	Aug. 31, 2010 Senior Staff [Member] Grant date August 20, 2010 [Member]	Dec. 31, 2011 Senior Staff [Member] Grant date August 20, 2010 [Member]	Dec. 31, 2010 Senior Staff [Member] Grant date August 20, 2010 [Member]	Dec. 31, 2011 Senior Staff [Member] Grant date December 19, 2011 [Member]	Aug. 31, 2010 Senior Staff One [Member]	Aug. 31, 2010 Senior Staff Two [Member]	Dec. 31, 2011 Executive Employee [Member]	Dec. 19, 2011 Executive Employee [Member] Employee	Jun. 30, 2010 Executive Employee [Member] Grant date June 27, 2010 [Member]	Dec. 31, 2011 Executive Employee [Member] Grant date June 27, 2010 [Member]	Dec. 31, 2010 Executive Employee [Member] Grant date June 27, 2010 [Member]	Dec. 31, 2011 Executive Employee [Member] Grant date December 19, 2011 [Member]	Dec. 31, 2011 Mr. Tang [Member]	Dec. 31, 2011 Ms. Zhang [Member]	Dec. 31, 2011 Executive Employee Three [Member]	Dec. 31, 2011 Executive Employee Four [Member]
Stock Option Arrangements (Textual)
Shares purchasable from dilutive options/Warrants		3,660,000	351,934		10,000			30,000							10,000	5,000							1,245,000	830,000	762,500	762,500
Exercise price of options					$ 4		$ 5	$ 2									$ 2								$ 2	$ 2
Expiration date of options					Jul 16, 2015		Jan 1, 2012	Dec 31, 2014									Dec 31, 2014								Dec 31, 2012
Number of employees received options under the Plan				2					2	2								2
Description of option vested								25% of such options shall vest and become exercisable on June 30, 2013, the second 25% of such options shall vest and become exercisable on December 31, 2013, the third 25% of such options shall vest and become exercisable on June 30, 2014 and the remaining 25% of such options shall vest and become exercisable on December 31, 2014									25% of such options shall vest and become exercisable on June 30, 2013, the second 25% of such options shall vest and become exercisable on December 31, 2013, the third 25% of such options shall vest and become exercisable on June 30, 2014 and the remaining 25% of such options shall vest								50% of such options shall vest and become exercisable immediately and the remaining 50% of such options shall vest
Percentage of option vested and exercisable on variable dates								25.00%									25.00%								50.00%
Shares attributable from options granted by directors																	10,000
Fair value of options granted						$ 41,010					$ 15,365			$ 19,047			$ 1,012,854		$ 1,774,440			$ 1,405,976
Expected dividend yield						0.00%					0.00%			0.00%			0.00%		0.00%			0.00%
Expected volatility						41.80%					51.31%			44.38%			44.38%		30.00%			44.38%
Risk-free interest rate						3.43%					2.46%			1.97%			1.97%		4.78%			1.97%
Expected lives						10 years					5 years			10 years			10 years		10 years			10 years
Share-based compensation expense		1,640,355	1,253,858									11,194	4,171	673						565,763	1,208,677	49,871
Remaining compensation cost related to non-vested awards														18,374								1,356,105
Total Exercisable at June 30, 2012	4,795,000
Options granted	0
Option exercised or forfeited	0
Minium After Tax Net Income Require For Option Vest and Excercisable				26,000,000
Number Of Independent Directors		3
Option intrinsic value	$ 0

Defined contribution plan (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Defined contribution plan (Textual)
Defined contribution plan, employer contribution percentage	30.50%		30.50%
Defined contribution plan, employer contribution amount	$ 991,124	$ 444,819	$ 719,873	$ 883,118

Segment information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Segment reporting information, profit or loss
Sales revenue	$ 55,402,769	$ 67,480,712	$ 187,746,088	$ 191,199,700	$ 257,487,138	$ 200,813,260
Operating income	5,824,458	12,453,242	26,503,433	32,701,904	42,199,469	35,377,076
Depreciation and amortization	421,786	448,609	1,234,769	1,141,687	1,442,311	1,188,505
Assets	233,553,541		233,553,541		205,663,602	141,429,386
Pharmaceutical distribution [Member]
Segment reporting information, profit or loss
Sales revenue	38,609,852	50,220,352	135,377,511	141,964,773	190,662,940	145,390,262
Operating income	2,565,395	8,013,752	15,092,343	22,341,918	28,895,330	23,085,979
Depreciation and amortization	189,193	231,456	554,334	523,562	593,284	543,707
Assets	196,529,994		196,529,994		164,525,782	108,182,966
Retail pharmacy [Member]
Segment reporting information, profit or loss
Sales revenue	13,529,595	13,701,532	41,383,587	39,402,465	53,266,572	44,593,533
Operating income	2,156,834	2,429,885	7,382,208	6,703,134	9,480,261	8,860,674
Depreciation and amortization	71,070	58,217	250,775	147,813	223,356	73,545
Assets	16,778,459		16,778,459		21,748,464	16,860,112
Manufacturing [Member]
Segment reporting information, profit or loss
Sales revenue	3,263,322	3,558,828	10,984,990	9,832,462	13,557,626	10,829,465
Operating income	1,381,837	1,914,598	4,896,750	5,159,472	7,020,705	5,401,924
Depreciation and amortization	161,523	158,936	429,660	470,312	625,671	571,253
Assets	$ 20,245,088		$ 20,245,088		$ 19,389,356	$ 16,386,308

Segment information (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation for unallocated amounts relating to corporate operations [Abstract]
Total consolidated revenue	$ 55,402,769	$ 67,480,712	$ 187,746,088	$ 191,199,700	$ 257,487,138	$ 200,813,260
Total profit before tax for reportable segments	5,824,458	12,453,242	26,503,433	32,701,904	42,199,469	35,377,076
Unallocated amounts relating to operations:
Change in fair value of warrant liabilities	53,418	391,652	190,871	967,696	1,082,202	582,226
Interest income	4,077	21,510	22,873	47,499	60,479	11,651
Other income	72,776	20,278	324,546	157,019	159,062	168,732
Share-based compensation expense	(166,006)	(2,822)	471,452	574,136	1,640,355	1,253,858
Other general expenses	13,674	7,147	26,177	24,733	502,729	462,989
Finance costs	260,948	256,156	753,233	646,060	892,172	878,390
Income before income taxes	5,680,107	12,623,379	26,262,313	33,203,325	42,226,830	34,774,698
Unallocated amount to segment [Member]
Reconciliation for unallocated amounts relating to corporate operations [Abstract]
Total consolidated revenue	55,402,769	67,480,712	187,746,088	191,199,700	257,487,138	200,128,260
Total profit before tax for reportable segments	6,104,066	12,358,235	27,371,301	34,204,524	45,396,296	37,348,577
Unallocated amounts relating to operations:
Change in fair value of warrant liabilities	53,418	391,652	190,871	967,696	1,082,202	582,226
Interest income	1,029	(914)	106,561	71,133	42,146	8
Other income	2,710	11,079	12,269	32,787	169,580	212
Share-based compensation expense	(166,006)	(2,822)	(471,452)	(574,136)	(1,640,355)	(1,253,858)
Provision for registration payment						(455,896)
Other general expenses	(314,881)	(133,500)	(946,234)	(1,497,143)	(2,821,001)	(1,443,464)
Finance costs	(229)	(351)	(1,003)	(1,536)	(2,038)	(3,107)
Income before income taxes	$ 5,680,107	$ 12,623,379	$ 26,262,313	$ 33,203,325	$ 42,226,830	$ 34,774,698

Segment information (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Total assets for reportable segments	$ 233,553,541	$ 205,663,602		$ 141,429,386
Cash and cash equivalents	19,367,354	31,479,528	34,263,735	20,157,112	13,304,158
Total assets	236,587,818	212,582,449		141,539,036
Unallocated amounts relating to corporate operations [Member]
Assets
Total assets for reportable segments	233,533,541	205,663,602		141,429,386
Cash and cash equivalents	3,034,277	6,918,847		109,650
Total assets	$ 236,587,818	$ 212,582,449		$ 141,539,036

Segment information (Details Textual)	12 Months Ended
Dec. 31, 2011 Segment
Segment Information (Textual)
Number of operating segment	3

Related party transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Liucheng Medicine Company [Member]
Schedule of related party transactions
Related party transactions	$ 48,483	$ 325,881
Guangxi Tianhu Medicine Limited [Member]
Schedule of related party transactions
Related party transactions	642,526	9,632
Wuxuan Baicaotang Medicine [Member]
Schedule of related party transactions
Related party transactions	4,836	29,618
Guangxi Liuzhou Baicaotang Medicine Limited, Guigang Branch [Member]
Schedule of related party transactions
Related party transactions	$ 1,065,208	$ 3,311,379